Stein Roe Mutual Funds
Semiannual Report
December 31, 1999


[PHOTO OF BRIDGE]


Stein Roe Tax-Exempt Bond Funds

Tax-Exempt Funds

           Stein Roe Municipal Money Market Fund
           Stein Roe Intermediate Municipals Fund
           Stein Roe Managed Municipals Fund
           Stein Roe High-Yield Municipals Fund




LOGO: STEIN ROE MUTUAL FUNDS
Sensible Risks. Intelligent Investments.(R)

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CONTENTS
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FROM THE PRESIDENT................................................   1

   Stephen Gibson's thoughts on the markets and investing

QUESTIONS & ANSWERS

   Interviews with the portfolio manager(s) and
   a summary of investment activity
   STEIN ROE MUNICIPAL MONEY
     MARKET FUND..................................................   6
   STEIN ROE INTERMEDIATE
     MUNICIPALS FUND..............................................   9
   STEIN ROE MANAGED MUNICIPALS FUND..............................   13
   STEIN ROE HIGH-YIELD MUNICIPALS FUND...........................   17

PORTFOLIOS OF INVESTMENTS.........................................   21

   A complete list of investments with market values

FINANCIAL STATEMENTS..............................................   46

   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS.....................................   56


FINANCIAL HIGHLIGHTS..............................................   61

   Selected per-share data



                Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
On November 1, 1999, Tom Butch resigned as president of Stein Roe Mutual Funds. I would like to take this opportunity to wish him well. As the new president, I am pleased to present the semiannual report for Stein Roe Municipal Bond Funds for the six months ended December 31, 1999.
   Persistent inflationary worries and rising interest rates made the six-month period ended December 31, 1999 particularly difficult for bond investors. Signs that the U.S. economy was growing at a faster-than-expected pace, coupled with evidence of economic rebound in many economies overseas, sent bond yields higher early in the period. As yields rose, their prices slumped. Amid continued worries about inflation, the Federal Reserve Board raised short-term interest rates in June, August and November of 1999 by one-quarter of a percentage point each time. Although many observers welcomed those rate hikes as important preemptive measures, the actions did little to soothe the already jittery bond market. While municipal bonds were not immune to the effects of rising interest rates, they outpaced their U.S. Treasury counterparts during the period thanks to a reduction in supply that resulted as issuers decreased their refunding, or refinancing, activity.
   The following report will provide you with more specific information about your Fund's performance and the strategies used during the period.
   While the tax-exempt market has been weak, we remain confident that municipal bonds can be a rewarding asset class for tax-sensitive investors. On behalf of Stein Roe, I thank you for your continued confidence in our organization and for giving us the opportunity to serve your investment needs.

   Respectfully,

   /s/ Stephen E. Gibson

   Stephen E. Gibson
   President
   February 10, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Photo of: Stephen E. Gibson

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FUND PERFORMANCE
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                         Periods Ended December 31, 1999

                                        6 MONTHS
                                  (CUMULATIVE RETURNS)1 YEAR  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
STEIN ROE MUNICIPAL MONEY
  MARKET FUND                             1.47%       2.77%    3.04%     3.09%
U.S. Consumer Price Index (Inflation)     1.56%       2.99%    2.43%     2.96%
Lipper Tax-Exempt Money Market
  Fund Average                            1.40%       2.67%    3.02%     2.82%
Number of Funds in Peer Group              138         134      108       71

STEIN ROE INTERMEDIATE MUNICIPALS FUND (0.13)% (1.41)% 5.62% 6.09% Lehman Brothers 10-Years Municipal
  Bond Index                              0.49%      (1.25)%   7.12%     7.10%
Lipper Intermediate Municipal
  Debt Fund Average                      (0.38)%     (1.65)%   5.55%     5.91%
Numbers of Funds in Peer Group             134         133      97        25

STEIN ROE MANAGED MUNICIPALS FUND        (1.97)%     (3.43)%   6.15%     6.28%
Lehman Brothers Municipal Bond Index (1.17)% (2.06)% 6.91% 6.89% Lipper General Municipal Debt
  Fund Average                           (2.86)%     (4.63)%   5.76%     6.18%
Number of Funds in Peer Group              279         265      174       79

STEIN ROE HIGH-YIELD MUNICIPALS FUND     (2.53)%     (2.14)%   6.78%     6.26%
Lehman Brothers Municipal Bond Index     (1.17)%     (2.06)%   6.91%     6.89%
Lipper High-Yield Municipal Debt
  Fund Average                           (3.75)%     (4.16)%   6.06%     6.14%
Number of Funds in Peer Group              60          58       32        15
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. An expense limitation of 0.70% was in effect for Stein Roe Municipal Money Market Fund and Stein Roe Intermediate Municipals Fund for part of the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Each index shown above is an unmanaged group of fixed-income securities that differs from the composition of each Stein Roe fund; they are not available for direct investment. The U.S. Consumer Price Index is the government's measure of annual changes in the cost of living. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Sources: Lipper, Inc., a monitor of mutual fund performance, and Bloomberg Business News.

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TOTAL RETURN COMPARISON
--------------------------------------------------------------------------------

Stein Roe Intermediate Municipals Fund
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT  December 31, 1989 to December 31, 1999

                                                  LEHMAN BROTHERS 10-YEAR
               INTERMEDIATE MUNICIPALS FUND       MUNICIPAL BOND INDEX
12/31/89       10000                              10000
12/31/90       10750                              10733
12/31/91       11907                              12032
12/31/92       12817                              13105
12/31/93       14235                              14776
12/31/94       13755                              14071
12/31/95       15532                              16486
12/31/96       16182                              17235
12/31/97       17395                              18826
12/31/98       18342                              20098
12/31/99       18065                              19847


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 12/31/89, reinvestment of distributions and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc.


Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT  December 31, 1989 to December 31, 1999

                                                  LEHMAN BROTHERS
               MANAGED MUNICIPALS FUND            MUNICIPAL BOND INDEX
12/31/89       10000                              10000
12/31/90       10697                              10729
12/31/91       11968                              12032
12/31/92       12962                              13094
12/31/93       14423                              14702
12/31/94       13647                              13941
12/31/95       15916                              16376
12/31/96       16521                              17101
12/31/97       18059                              18676
12/31/98       19052                              19887
12/31/99       18385                              19476


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 12/31/89, reinvestment of distributions and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc.

TOTAL RETURN COMPARISON Continued
--------------------------------------------------------------------------------

Stein Roe High-Yield Municipals Fund
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT  December 31, 1989 to December 31, 1999

               HIGH-YIELD                         LEHMAN BROTHERS
               MUNICIPALS FUND                    MUNICIPAL BOND INDEX
12/31/89       10000                              10000
12/31/90       10763                              10729
12/31/91       11821                              12032
12/31/92       12454                              13094
12/31/93       13777                              14702
12/31/94       13218                              13941
12/31/95       15561                              16376
12/31/96       16266                              17101
12/31/97       17817                              18676
12/31/98       18757                              19887
12/31/99       18354                              19476

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 12/31/89, reinvestment of distributions and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc.

TO CONTACT US. . .
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BY PHONE 800-338-2550

You can discuss your investment questions with a Stein Roe account representative by calling us toll free. We'll be happy to answer questions about your current account, or to provide you with information about opening a Stein Roe account, including Stein Roe Traditional, Roth and Education IRAs. We're available Monday through Friday from 7 a.m. to 7 p.m. CT, and Saturdays and Sundays from 9 a.m. to 1 p.m. CT.

STEIN ROE'S FUNDS-ON-CALL(R)

24-Hour Service Line
Using a touch-tone phone, call our toll-free number, day or night, for your current account balance, the latest Stein Roe Fund prices and yields, and other information. In addition, if you have a Personal Identification Number (PIN), you may place orders for the following transactions 24 hours a day:

o    Exchange shares between your Stein Roe accounts;

o    Purchase fund shares by electronic transfer;

o    Order additional account statements and money market fund checks;

o    Redeem shares by check, wire or electronic transfer.

RETIREMENT PLAN ACCOUNTS

Call us for information about how we can assist you with your defined contribution plan, including 401(k) plans. You can reach us toll free at 800-322-1130. For information on Traditional, Roth and Education IRA plans, call us toll free at 800-338-2550.

BY MAIL OR E-MAIL

If you prefer to contact us by mail, please address all correspondence to: P.O. Box 8900, Boston, MA 02205-8900. To contact us by e-mail, send correspondence directly to: comments@steinroe.com or visit us at www.steinroe.com on the Internet.

ADDITIONAL REPORTS

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-338-2550 and additional reports will be sent to you.

Must be preceded or accompanied by a prospectus.

QUESTIONS & ANSWERS

AN INTERVIEW WITH VERONICA M. WALLACE, PORTFOLIO MANAGER OF STEIN ROE MUNICIPAL MONEY MARKET FUND AND SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Municipal Money Market Fund seeks maximum current tax-free income consistent with safety of capital and maintenance of liquidity by investing principally in a diversified portfolio of short-term municipal securities.

   FUND INCEPTION:
   March 15, 1983

   NET ASSETS:
   $119.5 million

Q: HOW DID YOU MANAGE THE PORTFOLIO IN THE PAST SIX MONTHS?

WALLACE: We let our average maturity drop during the last six months from 45 days to 41 days. We did that partly in anticipation of Federal Reserve tightening and our concerns for Y2K. We had to focus on liquidity because we did not know what our needs would be at year-end.

Q: HOW DID THE PORTFOLIO PERFORM DURING THE PERIOD?

WALLACE: The Portfolio's position in variable rate demand notes was increased from 75% to almost 81%. Variables offer daily and weekly liquidity and are always priced at par value, giving us the safety we seek. Because of the tremendous spike in rates at year-end, these holdings helped boost the Portfolio's 7-day yield to 4.09% as of December 31, 1999. The taxable equivalent yield during the same period was 6.77%. During most of the period, tax-exempt funds underperformed taxable funds. Tax-equivalent yields were below those of taxable funds.

Q: WERE THERE ANY ATTRACTIVE OPPORTUNITIES DURING THE PERIOD?

WALLACE: We did buy some tax-exempt bonds if we were able to get them at 70% of Treasury bill prices. For example, in October we purchased Lake Community College District, IL (0.7% of net assets) at 77% of the comparable Treasury bill; in November, we bought Huntsville, AL bonds (0.6% of net assets) at 72% of Treasurys.

Photo of: Veronica Wallace

QUESTIONS & ANSWERS continued

Q: WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

WALLACE: We continue to be cautious in light of potential Fed credit tightening. The Portfolio intends to continue to hold variable notes, even though rates are expected to drop at the start of 2000. We also have to prepare the Portfolio for redemptions during income tax season.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN INCLUDES REINVESTMENT OF INCOME. YIELDS FLUCTUATE AND ARE NOT GUARANTEED. An investment in the Portfolio is neither insure nor guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio . The Advisor currently limits expenses to
 .70% of average net assets. Absent these limits, the 7-day current tax-free yield as of 12/31/99 would have been 3.94% and the total return would have been less. Tax-free income is exempt from federal taxes but may be subject to the alternative minimum tax. Current yield is net of all fees and represents annualization of dividends declared and payable to shareholders for the last seven days of investment. Portfolio composition is disclosed for SR&F Municipal Money Market Portfolio. Portfolio holdings are as of 12/31/99 and subject to change. Source of Lipper data: Lipper, Inc. a monitor of mutual fund performance.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
                      SR&F Municipal Money Market Portfolio

                             SECURITY TYPE BREAKDOWN

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 1999    JUNE 30, 1999
--------------------------------------------------------------------------------
Variable-Rate Notes                                 80.9%               75.0%
Tax-Exempt Bonds                                    10.9                14.8
Other Tax-Exempt Notes                               1.6                 4.3
Put Bonds                                            3.7                 3.8
Tax & Revenue Anticipation Notes                     2.2                 1.4
Commercial Paper                                     0.7                 0.7
--------------------------------------------------------------------------------
Total Investments                                  100.0%              100.0%

                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 1999    JUNE 30, 1999
--------------------------------------------------------------------------------
7-day Dollar-Weighted Average Maturity           41.1 days           45 days
7-day Current Yield*                               4.09%              2.74%

*Net of all fees and expenses and represents an annualization of dividends declared and payable to shareholders for the last seven days of investment.



--------------------------------------------------------------------------------

Pie Chart:
                                    MATURITY
          As of December 31, 1999                  As of June 30, 1999
                    4.6       Greater than 299 Days       76.9
                    4.8           180-299 Days             4.7
                    7.0            90-179 Days             7.8
                    1.8            30-89 Days              3.5
                   81.8             1-29 Days              7.1

QUESTIONS & ANSWERS

AN INTERVIEW WITH JOANNE COSTOPOULOS,
PORTFOLIO MANAGER OF STEIN ROE INTERMEDIATE MUNICIPALS FUND

FUND DATA
--------------------------------------------------------------------------------
   INVESTMENT OBJECTIVE:
   Seeks high current yield exempt from federal income tax, consistent with capital preservation, through investment primarily in the three highest grades of intermediate-term municipal securities. The dollar-weighted average maturity of the Fund's portfolio is between three and 10 years.

   FUND INCEPTION:
   Oct. 9, 1985

   NET ASSETS:
   $143.6 million


Q: HOW DID THE FUND PERFORM BETWEEN JUNE 1999 AND DECEMBER 1999?

COSTOPOULOS: Rising interest rates put pressure on municipal bonds, and the Fund's performance reflects the market's difficulties. The Fund provided a total return of negative 0.13% for the six-month period ended December 31, 1999. This return outperformed the Lipper Intermediate Municipal Debt Fund peer group average return of negative 0.38%. The Lehman Brothers 10-Year Municipal Bond Index, a benchmark of market performance, returned 0.49% for the same period.

Q: WAS THERE ANY "SILVER LINING" TO THE MARKET'S RECENT DOWNDRAFT?

COSTOPOULOS: Higher interest rates and weak municipal bond prices presented us with the opportunity to do some "tax swapping." I sold some of our poor-performing bonds at a loss to offset current and future capital gains incurred elsewhere in the portfolio. I used the proceeds from those sales to buy bonds at higher, prevailing yields. Not only did these tax swaps help improve the Fund's tax efficiency, but they also helped boost the Fund's 30-day SEC yield. As of December 31, 1999, the Fund's 30-day SEC yield was 4.53%, up from 4.08% six months earlier.

Q: WHAT CHANGES DID YOU MAKE IN RESPONSE TO RISING INTEREST RATES?

COSTOPOULOS: I modestly shortened the Fund's duration, which is a measure of its price sensitivity to interest rate changes, to about 5.7 years as of December 31, 1999. That compared to 5.9 years six months earlier. The shorter a fund's duration, the less its share price will fall when interest rates rise and vice versa. Earlier in the year, the Fund's duration was slightly longer than its

Photo of: Joanne Costopoulos

QUESTIONS & ANSWERS continued

average peers because I believed that interest rates would decline since inflation was virtually nonexistent. When rates moved higher in response to stronger-than-expected economic growth, I somewhat shortened duration in order to reduce the Fund's interest-rate sensitivity.

Q: DID YOU MAKE ANY CHANGES TO THE FUND'S OVERALL CREDIT QUALITY?

COSTOPOULOS: More than 90% of the Fund's assets were in investment-grade securities throughout the period, as they had been six months ago. When interest rates rose, credit spreads (the difference in yield between lower-rated and higher-rated securities) widened, which caused the roughly 10% stake in lower-quality bonds to underperform. That said, we are currently starting to see somewhat tighter credit spread relationships. I believe that as demand for municipal securities increases, spreads should narrow and performance in this sector should improve.

Q: WHERE HAVE YOU BEEN FINDING THE BEST VALUES LATELY?

COSTOPOULOS: Generally speaking, the longer a municipal bond's maturity, the more its yield rose in response to rising interest rates. As a result, intermediate bonds in the 15- to 20-year maturity range increasingly offered attractive amounts of incremental yield over other maturities. For example, a 15-year AAA-rated general obligation bond carried almost three-quarters of a percentage point more in yield than a comparably rated 10-year general obligation bond. I also found compelling values among discount bonds, which trade below their face, or par, value. The Fund bought some discounts that were trading at prices well below what I believed to be their fair value, and locked in attractive yields at the same time.

Q: WHAT CHANGES DID YOU MAKE IN THE WAY THE FUND'S ASSETS ARE DIVIDED AMONG VARIOUS STATES AND SECTORS?

COSTOPOULOS: I reduced the Fund's stake in California bonds, which had done quite well throughout 1999. As a result of that strong performance, California bond yields were below those available from other states. In terms of sectors, I also reduced the Fund's exposure to health-care bonds, which came under intense pressure in 1999. Cutbacks in Medicare payments and the well-publicized problems of a few hospitals have cast doubt on the industry's long-term profitability. It's our view that the hospital sector has bottomed. Among our remaining health-care holdings, I emphasized hospitals that I feel will be able to manage through a more demanding environment.

QUESTIONS & ANSWERS continued

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?

COSTOPOULOS: I believe that over the short term, the Federal Reserve Board (Fed) will continue to raise interest rates in response to strong U.S. economic growth. By the end of 2000, however, I believe that the Fed's rate hikes will have their intended result of slowing economic growth. If that proves to be the case, interest rates will likely stabilize and may have room to decline. As for the municipal market, conditions appear favorable. The supply of municipal bonds is relatively stable and demand has firmed. If that holds, municipals could perform well relative to their Treasury counterparts.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/99 and are subject to change. The Advisor currently limits expenses to 0.70% of average net assets. Fund return as of 12/31/99 would have been lower without the limit. Absent past limits, the 30-day SEC and tax-equivalent yield as of 12/31/99 would have been 4.38% and 7.25%, respectively. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment. Source of Lipper data: Lipper, Inc.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
                     Stein Roe Intermediate Municipals Fund

                                 TOP FIVE STATES

                 PORTFOLIO                                  PORTFOLIO
             DECEMBER 31, 1999                            JUNE 30, 1999
--------------------------------------------------------------------------------
New York                        13.03%       New York                      10.7%
Illinois                         8.45        Georgia                       10.0
Georgia                          7.64        Illinois                       9.9
Arizona                          7.02        Texas                          8.6
Michigan                         6.25        Arizona                        6.7

                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 1999    JUNE 30, 1999
--------------------------------------------------------------------------------
Average Duration                                 5.7 years         5.9 years
Average Weighted Maturity                        8.2 years         8.6 years
Average Weighted Coupon                            6.25%             6.28%


--------------------------------------------------------------------------------
Pie Chart:

                                    MATURITY

         As of December 31, 1999                         As of June 30, 1999
                    14.1%             GREATER THAN              18.9%
                                        15 YEARS
                    43.0%              10-15 YEARS              40.5%
                    27.8%              5-10 YEARS               26.6%
                    15.1%               0-5 YEARS               14.0%



--------------------------------------------------------------------------------
Pie Chart:

                                PORTFOLIO QUALITY

       As of December 31, 1999                        As of June 30, 1999
                    62.9%                  AAA                  67.6%
                     9.6%                   AA                   8.2%
                     1.4%            CASH EQUIVALENTS
                    16.1%                   A                   14.5%
                     6.4%              BBB AND BELOW             9.7%
                     3.6%                NON-RATED

Questions & Answers
--------------------------------------------------------------------------------
An Interview with Brian Hartford and Bill Loring,
Portfolio Managers of Stein Roe Managed Municipals Fund


   FUND DATA

   INVESTMENT OBJECTIVE:
   Pursues high tax-free income consistent with capital preservation by investing in a quality-conscious portfolio of long-term municipal securities.

   FUND INCEPTION:
   Feb. 23, 1977

   NET ASSETS:
   $479.2 million

Q: HOW DID THE FUND PERFORM FOR THE FIRST HALF OF FISCAL 2000?

A: Rising interest rates translated into negative returns for Stein Roe Managed Municipals Fund, although it outpaced its peers during a difficult market environment. For the six-month period ended December 31, 1999, the Fund posted a negative 1.97% total return. This was higher than the average return of its Lipper General Municipal Debt Fund peer group, which was negative 2.86% (see page 2). The Lehman Brothers Municipal Bond Index, a benchmark of market performance, returned negative 1.17% for the same period.

Q: WHAT CAUSED INTEREST RATES TO MOVE HIGHER?

A: Stronger U.S economic growth and the turnaround of many foreign economies triggered inflationary concerns and interest rate worries throughout the period. The Federal Reserve Board (Fed) raised short-term interest rates by a total of a half a percentage point during the period, in moves designed to ward off any potential inflationary pressures. Both Treasury and municipal yields rose in response to higher interest rates, although municipals proved more resilient and posted smaller losses as a result.

Q: WHAT HELPED THE FUND OUTPACE ITS PEERS?

A: The main reason the Fund did better than its peers was that its duration-- a measure of its interest-rate sensitivity -- was shorter than average. The shorter a fund's duration, the less its share price will fall when interest rates rise and vice versa. The Fund's shorter duration stemmed from large weighting in intermediate-maturity bonds in the seven- to 20-year range. Intermediate-maturity bonds provided some measure of protection against rising rates.

Photos of: Brian Hartford and Bill Loring

QUESTIONS & ANSWERS continued

Q: WHAT CHANGES DID YOU MAKE IN RESPONSE TO RISING INTEREST RATES?

A: Rising interest rates and weaker municipal bond prices allowed us to do some "tax swapping." We sold some of our poorer performers at a loss to offset current and future capital gains incurred elsewhere in the Portfolio. When the market presented us with attractive opportunities to do so, we invested the proceeds in higher-yielding bonds. The benefit of these tax swaps was two-fold. First, it helped improve the Fund's tax efficiency and second, it helped boost the Fund's 30-day SEC yield, which was 5.21% on December 31, 1999.

Q: WHERE HAVE YOU BEEN FINDING THE BEST VALUES LATELY?

A: We've found some compelling values among discount bonds, which trade below their par (face) value. Because of their heightened interest-rate, discount bonds generally posted bigger losses than par and premium bonds, which trade above their face value. Given their poor performance during much of 1999, we were able to add some discounts to the Fund at very attractive prices at year end.
   We also found some attractive values among higher-yielding, lower-quality municipal bonds. The spread-- or difference in yields-- between lower- and higher-quality bonds widened quite a bit and high-yield bonds lagged their investment-grade counterparts. At the end of 1999, a bond rated BBB offered as much as 85 basis points (0.85%) more in yield than a bond rated AAA.
   In choosing high-yielding bonds, we're very selective. As one measure of that selectivity, we've kept more than 87.8% of the Fund's net assets in bonds rated A or higher. But the past year presented us with some unique opportunities to add holdings that we believe have good potential, paying fairly cheap prices for them while locking in their high yields. One example was bonds issued by New Jersey Economic Development Authority (0.4% of net assets) for the purpose of expanding the Continental Airlines' terminal at Newark Airport. We also added bonds issued by Cedar Sinai Hospital (0.8% of net assets), which has done a good job managing through a difficult health-care environment.

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR?

A:Over the short-term, we remain cautious. Our outlook calls for continued strong U.S. economic growth during the first calendar quarter or so, which may push interest rates somewhat higher. Beyond that, however, we're optimistic. We think that the Fed's tightening actions will result in

QUESTIONS & ANSWERS continued

slower economic growth. If growth does slow, interest rates and bond yields could begin to fall, creating a better backdrop for performance.
   As for the municipal market, we see some favorable trends. The supply should be in line with historical levels in 2000, now that higher interest rates have stymied much of the refunding activity that took place in 1998 and early 1999. At the end of 1999, municipals were priced attractively compared to their Treasury counterparts. Finally, the economic expansion of the 1990s has left most municipal issuers in reasonably good shape.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/99 and are subject to change. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment. Source of Lipper data: Lipper, Inc.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
                        Stein Roe Managed Municipals Fund

                                 TOP FIVE STATES

                 PORTFOLIO                                  PORTFOLIO
             DECEMBER 31, 1999                            JUNE 30, 1999
--------------------------------------------------------------------------------
Georgia                         11.4%        Georgia                       10.5%
Massachusetts                   10.0         Illinois                      10.4
Illinois                         9.9         Massachusetts                  9.9
New York                         8.3         New York                       9.2
California                       5.8         Washington                     6.0

                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 1999    JUNE 30, 1999
--------------------------------------------------------------------------------
Average Duration                                 7.6 years          7.8 years
Average Weighted Maturity                       16.0 years         16.3 years
Average Weighted Coupon                            5.97%              5.90%


--------------------------------------------------------------------------------

Pie Chart:

                                    MATURITY

          As of December 31, 1999                   As of June 30, 1999
                   11.4%              GREATER THAN         14.3%
                                        25 YEARS
                   19.1%               20-25 YEARS         17.0%
                   20.0%               15-20 YEARS         20.2%
                   29.1%               10-15 YEARS         29.6%
                   12.8%               5-10 YEARS          10.2%
                    7.6%               LESS THAN           8.7%
                                        5 YEARS


--------------------------------------------------------------------------------
Pie Chart:

                                PORTFOLIO QUALITY

          As of December 31, 1999                   As of June 30, 1999

                   33.7%                   AAA             34.6%
                   27.8%                   AA              29.2%
                   1.0%             CASH EQUIVALENTS
                   26.3%                    A              25.0%
                   7.8%               BBB AND BELOW        11.2%
                   3.4%                 NON-RATED

QUESTIONS & ANSWERS

AN INTERVIEW WITH MAUREEN NEWMAN, PORTFOLIO MANAGER OF STEIN ROE
HIGH-YIELD MUNICIPALS FUND AND SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
--------------------------------------------------------------------------------
                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Seeks a high level of tax-free income consistent with capital preservation by investing in long-term municipal securities, principally of medium or lower quality.

   FUND INCEPTION:
   March 5, 1984

   NET ASSETS:
   $268.9 million

Q: HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF FISCAL 2000?

NEWMAN: Although it was an extremely difficult period for the municipal bond market, Stein Roe High-Yield Municipals Fund outperformed the average of its Lipper peers for the six-month period ended December 31, 1999 (see page 2). However, because of rising interest rates, the Portfolio had a total return of negative 2.53%, with dividends reinvested, for the six-month period. The Lehman Brothers Municipal Bond Index, a broad gauge of the municipal market's performance, returned negative 1.17% for the same period.
   Stronger-than-expected growth in the U.S. and rebounding foreign economies fanned inflationary concerns and interest rate worries throughout the period. In efforts designed to stymie any potential inflationary pressures, the Federal Reserve Board (Fed) raised short-term interest rates by a total of a half a percentage point during the period. Both Treasury and municipal bonds experienced rising yields and falling prices in response to inflationary concerns, although municipals proved more resilient than Treasurys and posted smaller price declines as a result.

Q: WHAT HELPED THE PORTFOLIO OUTPACE ITS PEERS?

NEWMAN: A number of individual holdings in the Portfolio performed particularly well, giving the Portfolio much of its performance advantage. We are selling the underlying assets of a defaulted security. The bids we received represented a higher value on the security than we had anticipated, so the price of those bonds increased. Other good performers included bonds issued on behalf of the Colorado-based housing development known as Briargate (1.4% of net assets). Those bonds paid out a premium to its bondholders. Another

Photo of: Maureen Newman

QUESTIONS & ANSWERS continued

factor aiding performance was the Portfolio's below-average stake in lower-quality securities, which underperformed during the period.

Q: HOW DID YOU MANAGE THE PORTFOLIO'S INTEREST-RATE SENSITIVITY?

NEWMAN: The Portfolio's duration-- a measure of its interest-rate sensitivity -- remained neutral. By that I mean the Portfolio was no more or less sensitive to rising rates than the overall high-yield municipal market. I chose to maintain a neutral stance because it was unclear whether the market would welcome potential interest rate hikes as preemptive strikes against inflation, or whether it would view tightening actions as an indication that inflationary pressures existed. Given that the market's reaction to interest rate hikes was mostly negative, the Portfolio's neutral stance did not detract from performance.

Q: YOU MENTIONED IN THE REPORT TO SHAREHOLDERS SIX MONTHS AGO THAT YOU HAD EXPANDED THE NUMBER OF HOLDINGS IN THE PORTFOLIO AFTER TAKING IT OVER IN NOVEMBER 1998. DID YOU CONTINUE TO ADD NEW BONDS OVER THE PAST
SIX MONTHS?

NEWMAN: Yes, but at a slower pace. Total issuers in the Portfolio have increased to 122, up from 112 six months earlier. My goal was to diversify the Portfolio's holdings further, adding more high-yielding, lower-rated and non-rated securities.
   In particular, I found some attractive opportunities in the hospital sector, which had come under pressure due to a combination of cutbacks in Medicare reimbursements, some well-publicized problems with scattered facilities around the country, and the pullback on the part of some municipal bond insurers from lower-rated hospitals. That environment provided the Portfolio with selective opportunities to add high-yielding hospital bonds at very attractive prices. I chose well-managed hospitals that were either the sole provider in their communities or those that had a dominant market share in their service region.

Q: BEYOND THE HEALTH-CARE SECTOR, IN WHAT OTHER AREAS DID YOU FIND THE BEST OPPORTUNITIES?

NEWMAN: I found attractively priced, high-yielding opportunities among land-based bonds used to fund single-family residential developments in California and Florida. I chose projects headed by larger, more experienced developers who had successfully sold a fair amount of the homes prior to development.

QUESTIONS & ANSWERS continued

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?

NEWMAN: We're reasonably optimistic that the interest rate environment will improve by year-end. Our outlook calls for slower economic growth later this year in response to rising interest rates. If this anticipated economic slowdown occurs, we believe that long-term interest rates will stabilize. I expect that the Fed will continue to hike short-term interest rates during the first half of 2000 in its fight against inflation. Whether the market reacts positively or negatively to further rate hikes remains uncertain, so it wouldn't be surprising if the market remains volatile. That's why I plan to keep the Portfolio's duration neutral for the time being.
   As for high-yield municipals, we believe they will do well relative to their higher-rated counterparts as the supply and demand imbalance that caused them to underperform in late 1999 abates. Furthermore, we believe municipal bonds are likely to remain an attractive alternative to taxable fixed-income securities for investors in high tax brackets. As of December 31, 1999, the Fund's SEC yield was 5.36%, which translates to a tax-equivalent yield of 8.88% for investors in the highest 39.6% federal tax bracket.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 12/31/99 and are subject to change. Investing in high-yield bonds involves greater credit risks than investing in higher-quality bonds. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment. Source of Lipper data: Lipper, Inc.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
                      SR&F High-Yield Municipals Portfolio

                                 TOP FIVE STATES

                 PORTFOLIO                                  PORTFOLIO
             DECEMBER 31, 1999                            JUNE 30, 1999
--------------------------------------------------------------------------------
Pennsylvania                    11.8%        Indiana                       11.9%
Indiana                          8.6         Pennsylvania                  11.2
Florida                          5.9         Colorado                       8.0
Colorado                         5.1         Texas                          5.6
New York                         5.1         New York                       4.5


                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 1999    JUNE 30, 1999
--------------------------------------------------------------------------------
Average Duration                                 7.1 years         7.9 years
Average Weighted Maturity                       16.7 years        17.1 years
Average Weighted Coupon                            6.71%             6.68%


--------------------------------------------------------------------------------
Pie Chart:

                                    MATURITY

          As of December 31, 1999                   As of June 30, 1999
                17.3%                 GREATER THAN        23.4%
                                        25 YEARS
                24.8%                  20-25 YEARS        18.4%
                18.8%                  15-20 YEARS        18.8%
                14.3%                  10-15 YEARS        13.2%
                10.0%                  5-10 YEARS         12.3%
                14.8%                  LESS THAN          13.9%
                                        5 YEARS


--------------------------------------------------------------------------------
Pie Chart:

                                PORTFOLIO QUALITY

          As of December 31, 1999                   As of June 30, 1999

                13.0%                      AAA            18.4%
                 7.3%                       AA             6.9%
                21.3%                       A             19.5%
                 1.8%                CASH EQUIVALENTS
                21.9%                      BBB
                 8.0%                  BB AND BELOW
                26.7%                   NON-RATED
                                      BB AND BELOW/
                                        NOT RATED         31.9%

SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1999 (Unaudited)
(All amounts in thousands)


MUNICIPAL SECURITIES 100.4%                                                          Par              Value
-----------------------------------------------------------------------------------------------------------
ALABAMA - 0.7%
Huntsville, Series 1998 A 4.000% 11/1/00...............................          $ 1,000           $ 1,000

ARIZONA - 3.9%
Clark County, Reynolds Metals Co., Series 1992, VRDB 5.600% 8/1/22.....            3,000             3,000
Phoenix Industrial Development Authority, Spring Air Mattress Co.,
   Series 1999, (a) VRDB 5.650% 4/1/19.................................            1,870             1,870
Scottsdale, GO Series 1992 C, 7.750% 7/1/00............................              450               459
                                                                                                   -------
                                                                                                     5,329
CALIFORNIA - 1.5%
California Higher Education Loan Authority, Series 1994 A, Put 6/1/00 (a)
   3.200% 7/1/05.......................................................            1,000             1,000
Los Angeles County Transportation, Series 1999 A 4.000% 6/30/00........            1,000             1,003
                                                                                                   -------
                                                                                                     2,003
COLORADO - 5.9%
Colorado Educational & Cultural Facilities Authority:
   Naropa University, Series 1999, VRDB5.600% 11/1/24..................            2,100             2,100
   National Cable Television Center, Series 1999, VRDB 5.600% 10/1/06..            1,700             1,700
Colorado Springs, Catalano Family L.L.P., Series 1998, VRDB (a)
   5.600% 7/1/18.......................................................            1,145             1,145
Lowry Economic Redevelopment Authority, Series 1998 B, VRDB
   5.350% 12/1/20......................................................            1,000             1,000
SBC Metropolitan District Colorado, Mandatory Put 12/1/00,
   4.000% 12/7/29......................................................            2,000             2,000
                                                                                                   -------
                                                                                                     7,945
GEORGIA - 1.8%
Gwinnett County Development Authority, Price Co., Inc.,
   Series 1995, VRDB (a) 5.700% 6/1/10.................................            2,400             2,400

ILLINOIS - 28.7%
ABN AMRO Munitops Certificate 1998-14 VR7, VRDB (b)
   5.660% 10/4/06......................................................            1,000             1,000
Chicago, Archer Court Apartments, Series B, VRDB 5.770% 6/1/19.........            1,010             1,010
Chicago, Crane Carton Co., VRDB 5.600% 6/1/12..........................            2,150             2,150
Chicago, De LaSalle Institute, VRDB 5.600% 4/1/27......................              900               900
Chicago, Midway Airport, VRDB 5.750% 1/1/29............................            1,960             1,960
Chicago, PS Greetings, Inc., VRDB 5.650% 5/1/24........................            1,500             1,500
Chicago, Stockyards Redevelopment Project, VRDB 5.600% 12/1/11.........            1,470             1,470
Chicago School Finance Authority, Series 1992 A, 5.900% 6/1/00.........            1,000             1,009
Chicago Wastewater Transmission, Series 1998 B, 4.250% 1/1/00..........              500               500
De Kalb County Community United School, District No. 428, Series 1999,
   4.100% 12/1/00......................................................            1,205             1,206
DuPage & Cook Counties United School District, Series 1999,
   5.400% 1/1/00.......................................................              767               767
Elgin Corporate Purpose Bonds, Series 1999 5.500% 1/1/00...............              445               445
Glendale Heights IDR, Judy L.L.C. Series 1998, VRDB (a) 5.500% 8/1/28..            1,540             1,540
Illinois Development Finance Authority Revenue:
   American Osteopathic Assoc., VRDB 5.500% 9/15/18....................            2,100             2,100
   Nutrasweet Co., VRDB 5.750% 11/1/23.................................            4,400             4,400
   Rest Haven Illiana Christian Convalescent Home, VRDB
      5.500% 1/1/27....................................................            1,000             1,000
   Wheaton Academy, VRDB 5.550% 10/1/28................................            1,000             1,000

SR&F Municipal Money Market Portfolio
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
Illinois Educational Facilities Authority Revenue, Aurora University,
   Series 1989, VRDB 5.450% 1/1/09.....................................          $ 1,200           $ 1,200
Illinois Health Facilities Authority Revenue, University of Chicago,
   Series 1985 A, Put 3/30/00, 3.750% 8/1/15...........................            1,000             1,000
Illinois State Toll Highway Authority, Series 1993 A, 4.500% 1/1/00....            1,000             1,000
Lake County Community College District No. 532, Series 1999 B,
   9.000% 11/1/00......................................................              805               836
Melrose Park, Ninos Enterprises, Inc.,
   Series 1999, VRDB, 5.650% 12/1/24...................................            2,500             2,500
Morton, Morton Welding Co., Inc.,
    Series 1996 A VRDB, (a) 5.700% 4/1/16..............................              905               905
Palatine, Series 1998, VRDB, 5.500% 12/1/28............................            1,000             1,000
Quad Cities Regional Economic Development Authority,
   Steel Warehouse Quad Cities:
      Series 1997, VRDB, (a) 5.600% 12/1/12............................            2,000             2,000
      Series 1997, VRDB, (a) 5.600% 12/1/13............................            2,200             2,200
Springfield IDR, Phillips Brothers, Inc., Series 1998, VRDB,
   5.600% 6/1/18.......................................................            1,350             1,350
Springfield IDR, Oak Terrace Joint Venture L.P., Series 1999, VRDB, (a)
   5.500% 12/1/25......................................................            1,000             1,000
                                                                                                   -------
                                                                                                    38,948
INDIANA - 12.4%
Allen County, Golden Years Homestead, Inc., Series 1996, VRDB,
   5.500% 8/1/21.......................................................            1,430             1,430
Crawfordsville Economic Development Revenue, Pedcor Investments,
   Series 1995, VRDB, (a) 5.500% 4/1/30................................            1,558             1,558
Elkhart, Adorn, Inc., Series 1995, VRDB, 5.700% 8/1/05.................            1,200             1,200
Franklin Economic Development Revenue, Lakeview Apartments,
   Series 1994, VRDB, (a) 5.500% 9/1/30................................            2,789             2,789
Indiana Development Finance Authority, Carr Metal Products, Inc.,
   Series 1999, VRDB, 5.750% 1/1/09....................................            1,300             1,300
Indiana Health Facilities Financing Authority, Pathfinder Services, Inc.,
   Series 1996, VRDB, 5.500% 11/1/19...................................            2,275             2,275
Indiana University, Series 1990 G, VRDB, Prerefunded 8/1/00,
   7.000% 8/1/10.......................................................              300               314
Kokomo Economic Development Revenue, Village Community Partners IV
   L.P., Series 1995, VRDB, (a) 5.500% 9/1/30..........................            2,940             2,940
La Porte County Economic Development Revenue, Woodland Crossing
   Apartments, Series 1994, VRDB, (a) 5.500% 10/1/29...................            1,945             1,945
Plymouth Economic Development Revenue, Hillcrest Apartments, Series
   1998 A, VRDB, (a) 5.650% 4/1/28.....................................            1,000             1,000
                                                                                                   -------
                                                                                                    16,751
IOWA - 6.6%
Iowa Higher Education Loan Authority, Briar Cliff College, Series 1999,
   VRDB 5.600% 6/1/19..................................................              430               430
Clinton IDR, Sethness Products Co., Series 1996, VRDB, (a)
   5.500% 9/1/11.......................................................            3,400             3,400
Muscatine County, Monsanto Co., Series 1992, VRDB, 5.200% 10/1/07......            2,100             2,100
Scott County Industrial Waste Revenue, Nichols Aluminum Project,
   Series 1999, VRDB, 5.600% 6/1/14....................................            3,000             3,000
                                                                                                   -------
                                                                                                     8,930
SR&F Municipal Money Market Portfolio
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
KANSAS - 1.1%
Kansas City Industrial Development Authority, Lanter Co., Series 1987 A,
   VRDB, 3.350% 2/1/03.................................................          $   680           $   680
Olathe IDR, Garmin International, Inc., Series 1995, VRDB, (a)
   3.250% 1/1/25.......................................................              800               800
                                                                                                   -------
                                                                                                     1,480
KENTUCKY - 3.5%
Covington Industrial Building Revenue, White Castle Distributing, Inc.,
   Series 1991, VRDB, (a) 3.400% 4/1/06................................            3,205             3,205
Shelby County Industrial Building Revenue Roll Forming Corp.,
   Series 1996, VRDB, (a) 3.400% 4/1/16................................            1,595             1,595
                                                                                                   -------
                                                                                                     4,800
MARYLAND - 0.9%
Anne Arundel County, Baltimore Gas & Electric Co., Series 1988,
   Commercial paper due 3/8/00, (a) 3.800% 12/1/18.....................            1,000             1,000
University of Maryland, Series 1991, Prerefunded 4/1/00, A
   6.500% 4/2/07.......................................................              250               257
                                                                                                   -------
                                                                                                     1,257
MICHIGAN - 2.5%
ABN AMRO Munitops Certificate 1998-13 VR7, VRDB, (b)
   5.630% 10/4/06......................................................            2,000             2,000
Detroit School District:
   GO, 4.000% 6/1/00...................................................            1,000             1,003
   MBIA Insured, 3.250% 5/1/00.........................................              385               385
                                                                                                   -------
                                                                                                     3,388
MINNESOTA - 1.7% Minneapolis, MN:
   Series 1994 A, VRDB, 5.400% 12/1/05.................................            1,200             1,200
   Series 1998 B, VRDB, 5.400% 12/1/16.................................              935               935
Minneapolis Convention Center GO, Series 1999, VRDB,
   5.400% 12/1/18......................................................              200               200
                                                                                                   -------
                                                                                                     2,335
MISSOURI - 3.3%
Jefferson County Industrial Development Authority, Sinclair & Rush, Inc.,
   Series 1994 A, VRDB, (a) 5.600% 11/1/09.............................            3,445             3,445
St. Louis General Federal Revenue, Series 1999, 4.000% 6/30/00.........            1,000             1,004
                                                                                                   -------
                                                                                                     4,449
NEBRASKA - 0.1%
Omaha Public Power District, Series 1993 A, 4.850% 2/1/00..............              125               125

OHIO - 1.6%
Environment Improvement Authority, U.S. Steel Corp. Project, VRDB,
   4.150% 12/1/01......................................................              400               400
Hancock County Multi-Family Revenue, Crystal Glen Apartments Project,
   Series 1998 B, VRDB, (a) 5.620% 1/1/31..............................              750               750
Summit County Bond Anticipation Notes, Series 1999 A, VRDB,
   3.800% 6/1/00.......................................................            1,000             1,002
                                                                                                   -------
                                                                                                     2,152
PENNSYLVANIA - 1.3%
Fayette County Hospital Authority, Uniontown Hospital, Series 1996,
   4.700% 6/15/00......................................................              250               251
Quakertown General Authority, Series 1996 A,VRDB, 5.750% 7/1/26........            1,513             1,513
                                                                                                   -------
                                                                                                     1,764

SR&F Municipal Money Market Portfolio
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
RHODE ISLAND - 0.2%
Convention Center Authority, Series 1993 B, VRDB, 4.600% 5/15/00.......          $   300           $   301

SOUTH CAROLINA - 1.7%
Newberry County, Series 1999, 4.250% 9/1/00............................              310               311
South Carolina Jobs Economic Development Authority Specialty Equipment
   Co., Inc., Series 1995 (a) VRDB 5.600% 11/1/10......................            2,045             2,045
                                                                                                   -------
                                                                                                     2,356
SOUTH DAKOTA - 0.2%
State Health & Educational Facilities Authority, Prince of Peace Hospital,
   Series 1993, 4.600% 7/1/00..........................................              260               261

TENNESSEE - 2.7%
Clarksville Public Building Authority, Series 1999, VRDB, 5.400% 6/1/29            2,000             2,000
Rutherford County Industrial Development Board, Farmers Project,
   Series B, VRDB, 5.600% 11/1/14......................................            1,000             1,000
Wilson County Industrial Development Board, Briskin Manufacturing Co.,
   Series 1999, VRDB, 5.650% 7/1/29....................................              700               700
                                                                                                   -------
                                                                                                     3,700
TEXAS - 5.8%
Fort Bend County Industrial Development Corp., W.W. Grainger, Inc.,
   Series 1989, VRDB, 5.650% 12/1/02...................................            1,110             1,110
Garland, Series 1992 B, 5.700% 8/15/00.................................              400               405
Grand Prairie Industrial Development Authority, Series 1986, VRDB,
   5.900% 12/1/11......................................................              800               800
Gulf Coast Waste Disposal Authority, Amoco Corp., Series 1995, VRDB, (a)
   5.350% 7/1/27.......................................................              300               300
Harris County Industrial Development Authority, Precision General, Inc.,
   Series 1991, VRDB, (a) 5.600% 10/1/16...............................            2,060             2,060
Texas Department of Housing & Community Affairs, Series 1999 B-2,
   VRDB, 3.900% 1/1/33.................................................            1,000             1,000
Texas Transportation, Series 1999 A, 4.500% 8/31/00....................            1,000             1,005
Tarrant County Housing Finance Corp., Remington Hill, Series 1998,
   VRDB, 5.500% 2/15/28................................................              800               800
Webb County Certificates of Obligation, Series 1999, 6.000% 2/1/00.....              355               356
                                                                                                   -------
                                                                                                     7,836
UTAH - 0.8%
Davis County School District, Series 1993, 4.550% 6/1/00...............              250               251
Utah Municipal Power Agency, Series 1993 A, 4.900% 7/1/00..............              750               754
                                                                                                   -------
                                                                                                     1,005
WASHINGTON - 0.8%
Washington State Housing Finance Commission, Hamilton Place Senior
   Living, Series 1996 A, VRDB, (a) 5.550% 7/1/28......................            1,125             1,125

WISCONSIN - 10.7%
Campbellsport School District, Series 1999, 3.500% 3/1/00..............              120               120
Chase IDR, Belgiosio Cheese, Inc., Series 1998, VRDB, (a) 5.600% 4/1/11            1,000             1,000
Fond du Lac IDR, Brenner Tank, Inc., Series 1994, VRDB, (a)
   5.600% 11/1/04......................................................            2,125             2,125
Fox Valley Technical College District, Series 1999 B, 4.100% 6/1/00....              410               410
Holland IDR, White Clover Dairy, Inc., Series 1994, VRDB, (a)
   5.600% 5/1/05.......................................................            2,275             2,275
Kenosha IDR Monarch Plastics, Inc., Series 1994, VRDB, (a)
   5.600% 12/1/09......................................................            1,750             1,750

SR&F MUNICIPAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
WISCONSIN (CONTINUED)
Mid-State Technical College District, Series 1999, 4.900% 6/1/00.......          $   100           $   100
Milwaukee Area Technical College District, Series 1999, 4.750% 6/1/00..              685               688
Outagamie County, Series 1999, 4.000% 10/1/00..........................              365               365
Racine, Series 1999 B, 4.600% 12/1/00..................................              690               694
Wisconsin State Health & Educational Facilities Authority, Grace Lutheran
   Foundation, Series 1999, VRDB, 5.700% 7/1/14........................            2,555             2,555
Wisconsin Housing & Economic Development Authority, Series 1997 H,
   4.350% 3/1/00.......................................................              525               526
Wisconsin, Series 1991 D, Prerefunded 5/1/00, 6.600% 5/1/10............              525               540
Two Rivers GO Series, Series 1999 B, 3.500% 4/1/00.....................              100               100
Whitnall School District GO, Series 1999, 3.900% 4/1/00................              255               256
Wisconsin Public Power, Inc., Series 1990 A, Prerefunded 7/1/00,
      7.500% 7/1/10....................................................            1,000             1,038
                                                                                                   -------
                                                                                                    14,542
----------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL SECURITIES
   (cost of $136,182) (c)..............................................                            136,182

OTHER ASSETS, LESS LIABILITIES - (0.4%)................................                               (568)
                                                                                                  --------
NET ASSETS - 100.0%....................................................                           $135,614
                                                                                                  ========
----------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Security is subject to federal alternative minimum tax. At December 31, 1999, the aggregated amortized cost of these securities represented 37.7% of net assets.

(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 1999, the aggregate amortized cost of the Portfolio's private placement securities was $3,000 which represented 2.2% of net assets.

(c)  Cost for financial statement and federal income tax purposes is the same.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter or credit or line of credit with a major bank.

                   Acronym                       Name
                 ----------                  ------------
                     GO                      General Obligation
                     IDR                     Industrial Development Revenue

See accompanying Notes to Financial Statements.

STEIN ROE INTERMEDIATE MUNICIPALS FUND
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1999 (Unaduited)
(All amounts in thousands)


MUNICIPAL BONDS 97.3%                                                                Par             Value
----------------------------------------------------------------------------------------------------------
EDUCATION - 2.9%
   EDUCATION - 1.4%
   CA State Educational Facilities Authority, University of San Francisco,
      Series 1996, 5.600% 10/1/10 .....................................          $ 1,000           $ 1,041
   FL Miami-Dade County Educational Facilities Authority, University of
      Miami, Series 1999 A, 5.250% 4/1/15..............................            1,000               949
                                                                                                   -------
                                                                                                     1,990
   STUDENT LOANS - 1.5%
   ME State Educational Loan Authority,  Series 1992 A-2,
      6.650% 12/1/02...................................................              515               527
   TX State Higher Education Coordinating Board, Texas College,
      Series 1991, 7.450% 10/1/06......................................            1,590             1,644
                                                                                                   -------
                                                                                                     2,171
HEALTHCARE - 5.9%
   HOSPITALS - 5.6%
   CA State Health Facilities Financing Authority, Cedars-Sinai Medical
      Center, Series 1999 A, 6.125% 12/1/19............................            1,250             1,231
   MA State Health & Educational Facilities Authority, Daughters of
      Charity, Series 1990 C, 7.250% 7/1/00............................              200               203
   NJ State Health Care Facilities Financing Authority, Christ Hospital,
      Series 1994, 7.000% 7/1/03.......................................            1,730             1,848
   PA Dauphin County General Authority,  Hapsco Group, Inc.,
   Series 1992 B, 5.800% 7/1/02........................................            1,600             1,640
   SC Sumter County, Tuomey Regional Medical Center, Series 1991,
      6.625% 11/15/04..................................................            1,040             1,115
   TN Knox City Health Educational & Housing Facilities Board, Baptist
      Health Systems of East Tennessee, 5.500% 4/15/11.................            2,000             1,987
                                                                                                   -------
                                                                                                     8,024
   NURSING HOMES - 0.3%
   MN New Hope, North Ridge Care Center, Inc., Series 1999,
      5.400% 3/1/08....................................................              500               468

HOUSING - 0.6%
   SINGLE FAMILY
   CA State Housing Finance Agency, Series B-1, 5.900% 2/1/04..........              810               837

OTHER - 15.2%
   POOL/BOND BANKS - 1.5%
   IN Indianapolis Local Public Improvement Bond Bank, Series 1992 D,
      6.500% 2/1/06....................................................            2,100             2,244

   REFUNDED/ESCROWED (A) - 13.7%
   AZ Maricopa County, Samaritan Health Services, Series 1978,
      7.625% 1/1/08....................................................            1,935             2,137
   AZ Phoenix Civic Improvement Corp., Series 1993, 6.000% 7/1/07......            1,500             1,588
   CA Los Angeles County Public Works Financing Authority,
      Series 1994 A, 5.800% 10/1/05....................................            1,500             1,600
   IL Chicago, Skyway Toll Bridge, Series 1994, 6.750% 1/1/17..........            1,500             1,631
   IL Metropolitan Pier & Exposition Authority, McCormick Place
      Expansion Project, Series 1992 A:
        7.250% 6/15/05.................................................              385               425
        7.250% 6/15/05.................................................            1,145             1,272

STEIN ROE INTERMEDIATE MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
OTHER - CONT.
   REFUNDED/ESCROWED (A) - (CONTINUED)
   IN State Toll Road Commission,  Series 1980, 9.000% 1/1/15..........          $ 2,240           $ 2,982
   IN State Transportation Finance Authority, Series 1992 A,
      6.500% 11/1/07...................................................            1,210             1,290
   MA State Health & Educational Facilities Authority, Carney Hospital,
      Series 1994 D, 6.000% 7/1/09.....................................            1,000             1,052
   MI State Hospital Finance Authority, Daughters of Charity and
      Providence, Series 1991, 6.500% 11/1/01..........................              585               599
   OH Loveland School District, Series 1992, 7.100% 12/1/09............            3,000             3,251
   PA Westmoreland County Municipal Authority, Municipal Services,
      Series 1993-C, (b) 8/15/17.......................................            1,250               428
   SC Piedmont Municipal Power Agency, Series 1991 A, 6.125% 1/1/07....              335               357
   SC Sumter County, Tuomey Regional Medical Center, Series 1991,
      6.625% 11/15/04..................................................              960             1,035
                                                                                                   -------
                                                                                                    19,647
RESOURCE RECOVERY - 4.6%
   DISPOSAL - 1.6%
   IL Development Finance Authority, Waste Management, Inc., Series
      1997, 5.050% 1/1/10..............................................              615               514
   MI State Strategic Fund, United Waste Systems, Inc., Series 1995,
      5.200% 4/1/10....................................................            1,000               866
   PA Westmoreland County Industrial Development Authority,
      Mid-America Waste Systems, Inc., Series 1993, 5.100% 5/1/18......            1,000               862
                                                                                                   -------
                                                                                                     2,242
   RESOURCE RECOVERY - 3.0%
   MI Greater Detroit Resource Recovery Authority, Series 1996 A,
      6.250% 12/13/05..................................................            2,000             2,135
   NJ Bergen County Utilities Authority, Series 1992 A, 6.250% 6/15/06.            2,000             2,140
                                                                                                   -------
                                                                                                     4,275
TAX-BACKED - 34.3%
   LOCAL GENERAL OBLIGATIONS - 17.0%
   AZ Cochise County Unified School District No. 68,.Sierra V Project,
      Series 1990 B, 9.000% 7/1/01.....................................            1,115             1,187
   AZ Maricopa County Unified School District 97, Series 1996 A,
      6.250% 7/1/06....................................................            1,750             1,872
   AZ Pima County, Series 1992, 6.300% 7/1/02..........................            2,500             2,598
   AZ Tempe Unified School District No. 213, Series 1994,
      7.000% 7/1/08....................................................              500               565
   CA Union Elementary School District,  Series 1999 A, (b) 9/1/20.....            1,000               282
   CO Adams County, School District Number 12,  Series 1995 A, (b)
      12/15/12.........................................................            1,300               622
   HI Honolulu City & County, Series 1990 A, 7.350% 7/1/06.............            1,000             1,122
   IL Chicago Board of Education, Series 1996, 6.250% 12/1/12..........            2,100             2,248
   LA Orleans Levee District, Series 1995 A, 5.950% 11/1/07............            2,200             2,320
   NY New York City:
      Series 1996 C, 5.700% 2/1/06.....................................            1,000             1,026
      Series 1997 H, 6.000% 8/1/17.....................................            2,000             1,991
      Series 1997 J, 6.125% 8/1/11.....................................            5,000             5,261
   OH Olmsted Falls School District, Series 1999, 5.500% 12/1/04.......              420               408
   TX Round Rock Independent School District, Series 1995 A,
      7.500% 8/1/02....................................................            1,200             1,281
   WA Snohomish County School District No. 002, Series 1993,
      7.000% 12/1/02...................................................            1,500             1,593
                                                                                                   -------
                                                                                                    24,376

STEIN ROE INTERMEDIATE MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
   SPECIAL NON-PROPERTY TAX - 6.5%
   IL Metropolitan Pier & Exposition Authority, McCormick Place
      Expansion Project, Series 1992 A, 7.250% 6/15/05.................          $ 1,220           $ 1,343
   MI State, Underground Storage Tank Financial Assistance, Series 1996 I,
      6.000% 5/1/05....................................................            5,000             5,257
   NM Santa Fe,  Series 1996 A, 6.500% 6/1/06..........................            2,555             2,765
                                                                                                   -------
                                                                                                     9,365
   SPECIAL PROPERTY TAX - 2.1%
   FL Stoneybrook Community Development District, Series 1998 B,
      5.700% 5/1/08....................................................            3,200             3,072

   STATE APPROPRIATED - 5.5%
   MO State, Regional Convention & Sports Facility Project, Series 1991
      A, 6.600% 8/15/03................................................              830               874
   NY Metropolitan Transportation Authority, Series 1993 O,
      5.500% 7/1/17....................................................            1,000               955
   NY State Dormitory Authority:
      City University of New York, Series 1995, 5.625% 7/1/16..........            5,000             4,966
      Series 1995 A, 6.500% 5/15/05....................................            1,000             1,063
                                                                                                   -------
                                                                                                     7,858
   STATE GENERAL OBLIGATIONS - 3.2%
   GA State, Series 1997 A, 6.250% 4/1/07..............................            2,000             2,157
   MA Massachusetts Bay Transportation Authority, Series 1994 A,
      7.000% 3/1/07....................................................            2,250             2,507
                                                                                                   -------
                                                                                                     4,664
TRANSPORTATION - 9.0%
   AIR TRANSPORTATION - 1.3%
   NJ State Economic Development Authority, Continental Airlines, Inc.,
      Series 1999, 6.250% 9/15/19......................................            2,000             1,865

   AIRPORTS - 5.2%
   GA Atlanta, Airport Facilities, Series 1996, 6.500% 1/1/07..........            5,000             5,426
   IL Chicago, Midway Airport, Series 1994 A, 5.700% 1/1/04............            1,000             1,028
   IN State Transportation Finance Authority, Airport Facilities Lease,
      Series 1992 A, 6.500% 11/1/07....................................            1,040             1,096
                                                                                                   -------
                                                                                                     7,550
   TOLL FACILITIES - 2.5%
   KY State Turnpike Authority, Series 1992, 5.800% 1/1/04.............            2,500             2,582
   OH State Turnpike Commission, Series 1998 A, 5.500% 2/15/24.........            1,000               943
                                                                                                   -------
                                                                                                     3,525
UTILITY - 24.8%
   INVESTOR OWNED - 1.8%
   NH State Business Finance Authority, United Illuminating Co.,
      Series 1999, 5.400% 12/1/29......................................            1,000               998
   NV Clark County, Southern California Edison Co., Series 1990 A,
      7.125% 6/1/09....................................................            1,500             1,559
                                                                                                   -------
                                                                                                     2,557
STEIN ROE INTERMEDIATE MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
UTILITY - CONT.
   JOINT POWER AUTHORITY - 7.6%
   GA Municipal Electric Authority Power, Series 1997 Y, 6.400% 1/1/13.          $ 3,000           $ 3,248
   NC Eastern Municipal Power Agency:
      Catawba No. 1, Series 1992, 5.900% 1/1/03........................            1,500             1,548
      Series 1993 C, 5.500% 1/1/07.....................................            3,100             3,025
   NE State Public Gas Agency, Series 1995 A, 5.400% 4/1/04............            1,000             1,003
   SC Piedmont Municipal Power Agency, Series 1991 A, 6.125% 1/1/07....            2,015             2,123
                                                                                                   -------
                                                                                                    10,947
   MUNICIPAL ELECTRIC - 1.0%
   TX Lower Colorado River Authority, Series 1999 A, 5.500% 5/15/21....            1,500             1,390

   WATER & SEWER - 14.4%
   AR Beaver Water District, Benton & Washington Counties, Series 1994,
      6.000% 11/15/04..................................................            2,580             2,715
   DE State Economic Development Authority, Wilmington Suburban
      Water Corp., Series 1992 B, 6.450% 12/1/07.......................            1,165             1,244
   IL Chicago, Series 1993, 6.500% 11/1/09.............................            2,155             2,353
   IL Du Page County Special Service Area No. 11, Series 1995,
      6.750% 1/1/14....................................................            1,090             1,165
   MA State Water Pollution Abatement Trust, Series 1999 A,
      6.000% 8/1/19....................................................            2,500             2,526
   NY State Environmental Facilities Corp., Series 1994 D,
      6.300% 5/15/05...................................................            3,000             3,204
   TN Metropolitan Government of Nashville & Davidson Counties, Series
      1993, 6.500% 1/1/10..............................................            2,750             3,013
   TX Houston Water Conveyance System, Series J, 6.125% 12/15/06.......            1,000             1,058
   TX San Antonio, Series 1992, 6.000% 5/15/01.........................            2,460             2,509
   TX Water Development Board, Series 1996 B, 5.125% 7/15/18...........            1,000               896
                                                                                                   -------
                                                                                                    20,683
                                                                                                   -------
TOTAL MUNICIPAL BONDS
   (cost of $136,061) (c)..............................................                            139,750
----------------------------------------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS - 1.4%
----------------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES (D)
   TX Gulf Coast Waste Disposal Authority, Amoco Oil Co., Series 1998,
      4.750% 1/1/26....................................................              200               200
   TX Gulf Coast Waste Disposal Authority, Monsanto Co., Series 1994,
      5.650% 4/1/13....................................................            1,700             1,700
   TX Gulf Coast Waste Disposal Authority, Amoco Corp., Series 1995,
      5.350% 7/1/27....................................................              100               100
                                                                                                   -------
TOTAL SHORT-TERM OBLIGATIONS...........................................                              2,000
----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.3%..................................                              1,829
                                                                                                  --------
NET ASSETS - 100.0%....................................................                           $143,579
                                                                                                  ========
----------------------------------------------------------------------------------------------------------

STEIN ROE INTERMEDIATE MUNICIPALS FUND
--------------------------------------------------------------------------------
Continued

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(b)  Zero coupon bond.

(c)  Cost for financial statement and federal income tax purposes is the same.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1999.

See notes to financial statements.

STEIN ROE MANAGED MUNICIPALS FUND
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1999 (Unaduited)
(All amounts in thousands)


MUNICIPAL BONDS 97.4%                                                                Par             Value
----------------------------------------------------------------------------------------------------------
EDUCATION - 2.2%
   EDUCATION - 0.5%
   MA State Development Finance Agency, Boston University, Series
      1999 P, 5.450% 5/15/59 ..........................................         $  1,000           $   833
   MN Victoria,  Holy Family Catholic High School, Series 1999 A,
      5.850% 9/1/24   .................................................            1,000               896
   PR Commonwealth of Puerto Rico, Ana G. Mendez University System,
      Series 1999, 5.375% 2/1/29.......................................              600               511
                                                                                                   -------
                                                                                                     2,240
   STUDENT LOANS - 1.7%
   AK State Student Loan Corp., Series 1994-A, 6.200% 7/1/09   ........            3,870             4,015
   ME State Educational Loan Marketing Corp., Series 1994 B-1,
      6.500% 11/1/09 ..................................................            3,000             3,050
   TX Brazos Higher Educational Facilities Authority, Series 1993 C-2,
      5.875% 6/1/04 ...................................................            1,305             1,315
                                                                                                   -------
                                                                                                     8,380
HEALTHCARE - 8.3%
   CONGREGATE CARE RETIREMENT - 0.9%
   OR Clackamas County Hospital Facilities Authority, Willamette View,
      Series 1999 A, 7.500% 11/1/29 ...................................            1,000               957
   PA Montgomery County Industrial  Development Authority, Adult
      Communities Total Services, Series 1996 B, 5.750% 11/15/17 ......            3,500             3,180
                                                                                                   -------
                                                                                                     4,137
   HEALTH SERVICES - 0.6%
   MA State Development Finance Agency, Boston Biomedical research
      Institute, Series 1999, 5.650% 2/1/19 ...........................              310               266
   WI State Health & Educational Facilities Authority, Marshfield Clinic,
      Series 1999, 6.250% 2/15/29 .....................................            2,500             2,415
                                                                                                   -------
                                                                                                     2,681
   HOSPITALS - 6.0%
   CA State Health Facilities Financing Authority, Cedars-Sinai Medical
      Center, Series 1999 A, 6.125% 12/1/30 ...........................            4,000             3,858
   IL State Development Finance Authority,  Adventist Health System,
      Series 1999, 5.500% 11/15/20 ....................................            3,000             2,495
   LA State Public Facilities Authority, Touro Infirmary, Series 1999,
      5.625% 8/15/29...................................................            2,900             2,398
   MA State Health & Educational Facilities Authority:
      Dana Farber Cancer Institute, Series 1995 G-1, 6.250% 12/1/22 ...            6,500             6,285
      Massachusetts General Hospital, Series 1992 F, 6.250% 7/1/12 ....            5,750             6,206
      South Shore Hospital, Series 1999 F, 5.750% 7/1/29 ..............            2,500             2,217
   MI Dickinson County, Series 1999, 5.800% 11/1/24 ...................            1,000               846
   NC State Medical Care Commission, Gaston Health Care, Series 1998,
      5.000% 2/15/29 ..................................................            1,000               807
   NV Henderson, Catholic Healthcare West, Series 1999 A,
      6.750% 7/1/20 ...................................................            1,000               968
   OH Franklin County, Doctors OhioHealth Corp., Series 1998 A,
      5.600% 12/1/28 ..................................................            3,000             2,439
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998, 5.625% 12/1/28......................................              500               407
                                                                                                   -------
                                                                                                    28,926

STEIN ROE MANAGED MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
   INTERMEDIATE CARE FACILITIES - 0.5%
   IN State Health Facilities Financing Authority, Hoosier Care, Inc.,
      Series 1999 A, 7.125% 6/1/34.....................................         $  2,495           $ 2,264

   NURSING HOMES - 0.3%
   IN State Health Facilities Financing Authority, Metro Health Indiana,
      Inc., Series 1998, 6.400% 12/1/33 ...............................            1,400             1,206
   MN Minneapolis, Walker Methodist Senior Services Group, Series
      1998 A, 5.875% 11/15/18..........................................              450               383
                                                                                                   -------
                                                                                                     1,589
HOUSING - 9.7%
   MULTI-FAMILY - 2.6%
   Charter Mac Equity Issue Trust, 6.625% 6/30/49 (a)..................            2,000             1,945
   CO Housing Financing Authority, Series 1978:
      6.000% 10/1/09 ..................................................            1,490             1,492
      6.000% 10/1/10 ..................................................            1,590             1,592
      6.000% 10/1/11 ..................................................            1,710             1,712
      6.000% 10/1/12 ..................................................            1,830             1,832
   FL Orange County Housing Finance Authority, Palms at Brentwood
      Apartments, Series 1998 K, 6.500% 12/1/34 .......................            2,000             1,753
   IL State Development Finance Authority,
      Catholic Charities Housing Development Corp.:
        Series 1993 C, 5.950% 1/1/09 ..................................            1,450             1,405
        Series 1990 A, 8.000% 6/1/26 ..................................              950               981
                                                                                                   -------
                                                                                                    12,712
   SINGLE FAMILY - 7.1%
   IA State Housing Finance Authority, Series 1991 B, 7.450% 7/1/23 ...              630               647
   ID State Housing Agency, Series 1990 E, 7.875% 7/1/24 ..............              770               796
   IL State Housing Development Authority, Series 1990 A,
      7.800% 12/1/12 ..................................................              125               128
   KY State Housing Corp., Series 1990 C, 8.100% 1/1/22 ...............            1,195             1,227
   MN Minneapolis-St. Paul Housing Finance Board,  Series 1991:
      7.250% 8/1/21....................................................            1,725             1,767
      7.300% 8/1/31 ...................................................            2,560             2,622
   MN State Housing Finance Authority, Series 1991 A, 7.450% 7/1/22 ...            1,335             1,367
   MO State Housing Development Commission, Series 1985,
      9.375% 4/1/16 ...................................................               15                15
   NV State Housing Division, Series 1991 A-2, 7.750% 4/1/22 ..........            2,255             2,326
   OK Tulsa County Home Finance Authority, Series 1991 B,
      7.550% 5/1/23 ...................................................            1,430             1,467
   RI State Housing & Mortgage Finance Corp., Series 1-E,
      7.550% 10/1/22 ..................................................            5,650             5,832
   SC State Housing Finance & Development Authority, Series 1990 C,
      7.750% 7/1/22 ...................................................            4,775             4,896
   TN State Housing Development Agency, Series 1990 T,
      7.300% 7/1/11 ...................................................           10,000            10,158
   TX Travis County Housing Finance Corp., Series 1990,
      8.000% 9/1/10 ...................................................              685               706
                                                                                                   -------
                                                                                                    33,954
INDUSTRIAL - 8.1%
   FOOD PRODUCTS - 3.7%
   GA Cartersville Development Authority, Anheuser Busch Cos., Inc.,
      Series 1999, 7.375% 5/1/09 ......................................            9,000            10,144

STEIN ROE MANAGED MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
INDUSTRIAL - CONT.
   FOOD PRODUCTS - (CONTINUED)
   IN Hammond, American Maize Products Co., Series 1994,
      8.000% 12/1/24...................................................         $  5,000           $ 5,399
   MI State Strategic Fund, Michigan Sugar Co., Carrolton Project:
      Series 1998 B, 6.450% 11/1/25 ...................................              700               648
      Series 1998 C, 6.550% 11/1/25 ...................................              800               720
   PA State Economic Development Financing Authority, USG Corp.,
      Series 1999, 6.000% 6/1/31.......................................            1,000               897
                                                                                                   -------
                                                                                                    17,808
   FOREST PRODUCTS - 3.7%
   LA De Soto Parish, International Paper Co., Series A, 7.700% 11/1/18            3,250             3,522
   SC Richland County, Union Camp Corp., Series 1991 B,
      7.125% 9/1/21....................................................            5,000             5,108
   WA Port Longview Industrial Development Corp., Weyerhaeuser Corp.,
      Series 1992, 6.875% 10/1/08......................................            8,750             9,176
                                                                                                   -------
                                                                                                    17,806
   MANUFACTURING - 0.4%
   MO State Development Finance Board, Proctor & Gamble Co.,
      Series 1999, 5.200% 3/15/29 .....................................            1,000               853
   NM Albuquerque Industrial Development Authority, Motorola, Inc.,
      Series 1983 A, 10.000% 6/1/13 ...................................            1,000             1,020
                                                                                                   -------
                                                                                                     1,873
   METALS & MINING - 0.3%
   VA Peninsula Ports Authority, Ziegler Coal Project, Series 1997,
      6.900% 5/2/22 ...................................................            1,500             1,294

OTHER - 12.1%
   REFUNDED/ESCROWED (B)
   CA Central Contra Costa Sanitary District, Wastewater Facilities
   Improvement Project, Series 1994:
      6.250% 9/1/13 ...................................................            2,025             2,199
      6.250% 9/1/14 ...................................................            1,295             1,406
   CA Foothill/Eastern Transportation Corridor Agency, Series 1995 A, (b)
      1/1/18 ..........................................................           10,000             3,438
   CA Southern California Public Power Authority, Southern Transmission
      Project, Series 1988 A, (c) 7/1/14 ..............................            8,155             3,600
   FL State, Jacksonville Transportation Authority,  Series 1985,
      9.200% 1/1/15 ...................................................            2,000             2,670
   GA Fulton County, Series 1992, 6.375% 1/1/14 .......................           13,270            14,353
   IL Chicago, Skyway Toll Bridge, Series 1994, 6.750% 1/1/17 .........            1,500             1,631
   MA Health and Educational Facilities Authority, Brigham and Women's
      Hospital, 6.750% 7/1/24 .........................................            3,000             3,153
   MD Washington Suburban Sanitary District,  Series 1994:
      6.600% 6/1/16 ...................................................            2,795             2,991
      6.625% 6/1/17 ...................................................            1,660             1,778
      6.625% 6/1/19 ...................................................            2,320             2,485
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500% 1/1/18 ....            4,315             4,665
   NY New York City,  Series 1995 D, 6.000% 2/15/25 ...................            5,165             5,448
   SC Calhoun County, Solid Waste Disposal Facilities, Eastman
      Kodak Co., Series 1992, 6.750% 5/1/17 ...........................            3,000             3,278
   SD State Student Loan Assistance Corp., Series 1989 B, 7.450% 8/1/00            5,000             5,091
                                                                                                   -------
                                                                                                    58,186

STEIN ROE MANAGED MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
OTHER REVENUE - 2.2%
   RECREATION - 2.0%
   CA Long Beach Aquarium of the Pacific, Series 1995 A:
      6.125% 7/1/15 ...................................................         $  4,000           $ 3,862
      6.125% 7/1/23....................................................            6,000             5,601
                                                                                                   -------
                                                                                                     9,463
   RETAIL - 0.2%
   NJ State Economic Development Authority, Glimcher Properties
      L.P. Project, 6.000% 11/1/28.....................................              850               752

RESOURCE RECOVERY - 0.2%
   DISPOSAL
   IL Development Finance Authority, Waste Management, Inc., Series
      1997, 5.050% 1/1/10 .............................................              500               418
   MI State Strategic Fund, United Waste Systems, Inc., Series 1995,
      5.200% 4/1/10 ...................................................              500               433
                                                                                                   -------
                                                                                                       851

TAX-BACKED - 24.0%
   LOCAL APPROPRIATED - 1.1%
   IL Chicago Board of Education, Series 1992 A, 6.000% 1/1/16 ........            5,000             5,098

   LOCAL GENERAL OBLIGATIONS - 7.3%
   AK North Slope Borough, Series 1999 B, (c) 6/30/10 .................            2,515             1,407
   CA Golden West School Financing Authority,
      Series 1999 A, (c) 8/1/15........................................            2,500             1,009
   CA Union Elementary School District, Series 1999 A, (c) 9/1/17 .....            2,300               797
   FL Broward County, Series 1986:
      12.500% 1/1/03 ..................................................            1,000             1,216
      12.500% 1/1/04 ..................................................            1,195             1,525
      12.500% 1/1/05...................................................            2,000             2,665
   HI Honolulu, Series 1998, 4.500% 7/1/28 ............................            2,000             1,513
   IL Champaign County, Series 1999, 8.250% 1/1/20 ....................            1,015             1,266
   IL Chicago Board of Education, Series 1996, 6.250% 12/1/12 .........            2,500             2,676
   IL Chicago Public Building Commission, Series 1999 B,
      5.250% 12/1/18 ..................................................            2,000             1,829
   IL Will County Forest Preservation District, Series 1999, (c) 12/1/16           4,660             1,664
   LA New Orleans:
      Series 1991, (c) 9/1/12 .........................................            6,250             3,056
      Series 1998, 4.750% 12/1/26 .....................................            2,000             1,596
   MO Springfield School District No. R-12,  Series 1991 B,
      9.500% 3/1/07....................................................              600               756
   NY New York City, Series 1995 D, 6.000% 2/15/25.....................            7,815             7,607
   NY Yonkers, Series 1999 A, 4.500% 12/1/17 ..........................            1,000               813
   TX North East Independent School District, Series 1999,
      4.500% 10/1/28 ..................................................            2,000             1,514
   VA Virginia Beach, Series 1986, 12.750% 7/15/01 ....................            2,000             2,242
                                                                                                   -------
                                                                                                    35,151
SPECIAL NON-PROPERTY TAX - 3.5%
   IL Metropolitan Pier & Exposition Authority, Series 1996 A:
      (c) 6/15/12......................................................            5,000             2,462
      (c) 12/15/12.....................................................            8,300             3,972
   IL State, Series 1992 Q, 6.000% 6/15/12 ............................           10,000            10,458
                                                                                                   -------
                                                                                                    16,892

STEIN ROE MANAGED MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - CONT.
   SPECIAL PROPERTY TAX - 0.5%
   CA Capistrano Unified School District, Ladera Community Facilities
      District No. 98-2, Series 1999, 5.750% 9/1/29...................          $  1,000           $   860
   CA Santa Margarita Water District, Series 1999, 6.250% 9/1/29 ......              750               698
   FL Indigo Community Development District, Series 1999 B,
      6.400% 5/1/06 ...................................................            1,000               988
                                                                                                   -------
                                                                                                     2,546
   STATE APPROPRIATED - 0.9%
   KY State Turnpike Authority, Series 1992, (c) 1/1/10 ...............            7,500             4,338

   STATE GENERAL OBLIGATIONS - 10.7%
   FL State, Broward County Expressway, Series 1984, 9.875% 7/1/09.....            1,100             1,430
   IL Chicago Board of Education, Series 1999 A, 5.500% 12/1/26 .......            2,250             2,078
   MA Massachusetts Bay Transportation Authority:
      Series 1992 B, 6.200% 3/1/16 ....................................            9,825            10,285
      Series 1994 A:
        7.000% 3/1/14..................................................            3,150             3,573
        7.000% 3/1/19 .................................................            2,500             2,811
   MA State College Building Authority Project:
      Series A, 7.500% 5/1/11..........................................            1,500             1,778
      Series 1994 A, 7.500% 5/1/14 ....................................            3,500             4,135
   NJ State General Obligation, Series D, 6.000% 2/15/11 ..............            5,150             5,490
   NV Clark County, Series 1998 B, 4.500% 12/1/17 .....................            2,675             2,177
   PA State, Series 1992 2, 6.250% 7/1/12 .............................           11,200            12,089
   WA State, Series 1992 B, 6.000% 6/1/13 .............................            5,090             5,344
                                                                                                   -------
                                                                                                    51,190
TRANSPORTATION - 11.9%
   AIR TRANSPORTATION - 3.1%
   IN Indianapolis Airport Authority, United Airlines Project, Series A,
      6.500% 11/15/31 .................................................            5,000             4,675
   NJ State Economic Development Authority, Continental Airlines, Inc.,
      Series 1999, 6.400% 9/15/23......................................            2,000             1,880
   NY New York City Industrial Development Agency, Terminal One
      Group Assoc. Project, 6.000% 1/1/15..............................            8,340             8,307
                                                                                                   -------
                                                                                                    14,862
   AIRPORTS - 2.3%
   GA Atlanta, Airport Facilities, Series 1996, 6.500% 1/1/10 .........            2,000             2,184
   HI State, Airport System Revenue, Series 1991, 6.900% 7/1/12........            6,000             6,649
   IN State Transportation Finance Authority, Airport Facilities Lease,
      Series 1992 A, 6.250% 11/1/16 ...................................            1,475             1,476
   MA State Port Authority, Series 1999, 7.750% 7/1/29 ................            1,000               930
                                                                                                   -------
                                                                                                    11,239
   TOLL FACILITIES - 5.4%
   IL State Toll Highway Authority, Series 1992 A, 6.300% 1/1/11 ......            7,500             8,042
   NY Triborough Bridge & Tunnel Authority:
      Series 1991 X, 6.625% 1/1/12 ....................................            9,915            11,019
      Series 1992 Y, 6.125% 1/1/21.....................................            5,500             5,655
   VA Richmond Metropolitan Authority, Series 1998, 5.250% 7/15/22 ....            1,100               992
                                                                                                   -------
                                                                                                    25,708

STEIN ROE MANAGED MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
TRANSPORTATION - CONT.
   TRANSPORTATION - 1.1%
   GA Metropolitan Atlanta Rapid Transit Authority, Series 1992 P,
      6.250% 7/1/20 ...................................................         $  4,000          $  4,151
   OH Toledo-Lucas County Port Authority, CSX Transportation, Inc.,
      Series 1992, 6.450% 12/15/21 ....................................            1,000               975
                                                                                                   -------
                                                                                                     5,126
UTILITY - 18.7%
   INDEPENDENT POWER PRODUCER - 0.1%
   NY Suffolk County Industrial Development Agency, Nissequogue Cogen
      Partners, Series 1998, 5.500% 1/1/23 ............................              500               429

   INVESTOR OWNED - 3.2%
   IN Michigan City, Northern Indiana Public Service Co., Series 1973 A,
      5.700% 10/1/03 ..................................................            6,995             7,006
   KY Trimble County, Louisville Gas & Electric Co., Series 1990 A,
      7.625% 11/1/20 ..................................................            6,670             6,927
   MS State Business Finance Corp., Systems Energy Resources, Inc.,
      Series 1999, 5.900% 5/1/22 ......................................            1,600             1,384
                                                                                                   -------
                                                                                                    15,317
   JOINT POWER AUTHORITY - 8.1%
   GA Municipal Electric Authority, Series 1991 V, 6.600% 1/1/18 ......           21,300            22,613
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500% 1/1/18 ....            2,185             2,135
   NC State Municipal Power Agency, Catawba No. 1, Series 1992, (c)
      1/1/09...........................................................            2,360             1,432
   TX State Municipal Power Agency, (c) 9/1/08.........................            1,475               926
   WA State Public Power Supply System,
      Nuclear Project No. 2:
        Series 1992 A, 6.300% 7/1/12 ..................................            3,500             3,715
        Series 1989 B, (c) 7/1/08 .....................................            7,000             4,396
      Nuclear Project No. 3, Series 1989 B, (c) 7/1/05 ................            5,000             3,762
                                                                                                   -------
                                                                                                    38,979
   MUNICIPAL ELECTRIC - 2.4%
   NC University of North Carolina at Chapel Hill, Series 1997,  (c)
      8/1/20...........................................................            1,750               498
   SD Heartland Consumers Power District, Series 1992, 6.000% 1/1/17...            8,000             8,154
   TX Austin, Series 1998, 5.250% 5/15/25 .............................            3,000             2,687
                                                                                                   -------
                                                                                                    11,339
   WATER & SEWER - 4.9%
   DE State Economic Development Authority, Wilmington Suburban
      Water Corp.:
        Series 1992 B, 6.450% 12/1/07 .................................            1,160             1,239
        Series 1992 A, 6.800% 12/1/23 .................................            3,500             3,558
   FL Jacksonville, General Waterworks Corp., Series 1992,
      6.750% 6/1/22 ...................................................            1,500             1,566
   GA Fulton County,  Series 1992, 6.375% 1/1/14 ......................              430               463
   MA State Water Resources Authority, Series 1998 B, 4.500% 8/1/22 ...            6,000             4,696
   PA Allegheny County Sanitation Authority, Series 1991 A, (c) 6/1/07             2,370             1,600
   PA Dauphin County Industrial Development Authority,
      Dauphin Water Supply Co., Series 1992 A, 6.900% 6/1/24 ..........            3,400             3,702
   TX Houston, Series 1991 C:
      (c) 12/1/08 .....................................................            4,000             2,476
      (c) 12/1/09 .....................................................            4,000             2,331
      (c) 12/1/10......................................................            3,750             2,050
                                                                                                   -------
                                                                                                    23,681
                                                                                                   -------

STEIN ROE MANAGED MUNICIPALS FUND
----------------------------------------------------------------------------------------------------------
Continued
                                                                                                     Value
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (cost of $452,904) .................................................                           $466,811
----------------------------------------------------------------------------------------------------------

OPTIONS - 0.1%                                                                  Contracts
----------------------------------------------------------------------------------------------------------

March 2000 Treasury Bond Put, Strike Price 91.875, Expiration 02/19/00
   (cost of $583)  ....................................................           38,500               391
March 2000 Treasury Bond Call, Strike Price 98.000, expiration 02/19/00
   (cost of $531) .....................................................           56,700                35
                                                                                                   -------
TOTAL OPTIONS
   (cost of $1,114) ...................................................                                426
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT - 97.5%
   (cost of $454,018)(d)...............................................                            467,237
----------------------------------------------------------------------------------------------------------


Short-Term Obligations - 1.0%                                                        Par
----------------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES (e)
   IL Galesburg, Knox College, Series 1999, 5.500% 7/1/24 .............          $   900               900
   IL Sauget, Monsanto Co., Series 1996, 5.650% 9/1/14 ................              700               700
   IL Will County, Amoco Corp., Series 1998, 5.350% 3/1/28 ............            1,300             1,300
   MN Minneapolis:
      Series 1994 A, 5.400% 12/1/05 ...................................              400               400
      Series 1999, 5.400% 12/1/18 .....................................              900               900
   TX Gulf Coast Industrial Development Authority, Amoco Oil Co.,
      Series 1993, 5.350% 4/1/28 ......................................              600               600
                                                                                                   -------
TOTAL SHORT-TERM OBLIGATIONS...........................................                              4,800

----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.5%..................................                              7,171
                                                                                                  --------
NET ASSETS - 100.0%....................................................                           $479,208
                                                                                                  ========
----------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) The security is exempt from registration under Rule 144M of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers at December 31, 1999, the value of this security amounted to $1,945 or 0.4% of net assets.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(c)  Zero coupon bond.

(d)  Cost for financial statement and federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1999.

See accompanying Notes to Financial Statements.


SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1999 (Unaudited)
(All amounts in thousands)


MUNICIPAL BONDS - 96.1%                                                              Par             Value
----------------------------------------------------------------------------------------------------------
EDUCATION - 3.3%
   EDUCATION - 0.9%
   IL State Development Finance Authority, Latin School of Chicago,
      Series 1998, 5.650% 8/1/28.......................................          $ 1,725           $ 1,515
   MN Victoria, Holy Family Catholic High School, Series 1999-A,
      5.875% 9/1/29....................................................            1,200             1,066
                                                                                                   -------
                                                                                                     2,581
   STUDENT LOANS - 2.4%
   NE Nebhelp, Inc., Series 1993 A-6, 6.450% 6/1/18....................            4,000             4,020
   NM State Educational Assistance Foundation, Series 1996 A-2,
      6.650% 11/1/25...................................................            1,955             1,955
   TX Brazos Higher Educational Facilities Authority, Series 1993 C-2,
      5.875% 6/1/04....................................................              390               393
                                                                                                   -------
                                                                                                     6,368
HEALTHCARE - 19.7%
   CONGREGATE CARE RETIREMENT - 6.7%
   FL Orange County Health Facilities Authority, Orlando Lutheran
      Towers, Inc., Series 1996, 8.625% 7/1/20.........................            5,000             5,319
   MA State Development Finance Agency, Series 1999-A:
      5.625% 7/1/15....................................................              500               436
      5.750% 7/1/23....................................................              250               211
   NJ State Economic Development Authority, Winchester Gardens,
      Series 1996-A, 8.625% 11/1/25....................................            5,000             5,381
   TN Metropolitan Government, Nashville and Davidson County,
      Blakeford at Green Hills, Series 1998, 5.650% 7/1/24.............            1,500             1,215
   TX Abilene Health Facilities Development Corp., Sears Methodist
      Retirement Obligation Group:
        Series 1998-A, 5.900% 11/15/25.................................            2,100             1,748
        Series 1999, 6.000% 11/15/29...................................              500               419
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750% 11/15/27.....................            1,250             1,021
      Clement Manor, Series 1998, 5.750% 8/15/24.......................            3,000             2,471
                                                                                                   -------
                                                                                                    18,221
   HEALTH SERVICES - 0.1%
   MA State Development Finance Agency, Boston Biomedical Research
      Institute, Series 1999, 5.650% 2/1/19............................              250               215

   HOSPITALS - 9.4%
   AZ Health Facilities Authority, Phoenix Memorial Hospital,Series 1991,
      8.125% 6/1/12....................................................            2,500             2,528
   CO La Junta, Arkansas Valley Regional Medical Center, Series 1999,
      6.100% 4/1/24....................................................              500               439
   CO State Health Care Facilities Authority, National Jewish Medical &
      Research Center, Series 1998, 5.375% 1/1/23......................              250               200
   FL Orange County Health Facilities Authority, Orlando Regional
      Healthcare System, Series 1999, 6.000% 10/1/26...................            1,200             1,123
   IL Southwestern Illinois Development Authority, Anderson Hospital,
      Series 1999:
        5.500% 8/15/20.................................................              500               414
        5.625% 8/15/29.................................................              250               204

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
   HOSPITALS - (CONTINUED)
   IN State Health Facilities Financing Authority, Riverview Hospital,
      Series 1999, 5.500% 8/1/24.......................................         $    575           $   475
   KS Wichita, CSJ Health System of Wichita, Inc., Series 1991-X,
      7.000% 11/15/18..................................................            2,000             2,123
   LA State Public Facilities Authority, Touro Infirmary, Series 1999,
      5.625% 8/15/29...................................................            1,500             1,241
   MA State Health & Educational Facilities Authority, Dana Farber
      Cancer Institute, Series 1995 G-1, 6.250% 12/1/22................            2,000             1,934
   MI Dickinson County, Series 1999, 5.800% 11/1/24....................            1,300             1,100
   MI State Hospital Finance Authority, Detroit Medical Center,
      Series 1998-A, 5.250% 8/15/28....................................            1,000               752
   MN Maplewood, Healtheast, Inc., Series 1996, 5.700% 11/15/02........              500               488
   NC State Medical Care Commission, Stanley Memorial Hospital,
      Series 1999, 6.375% 10/1/29......................................            1,000               973
   NH State Higher Educational & Health Facilities Authority, Littleton
      Hospital Assoc., Inc., Series 1998-A, 6.000% 5/1/28..............            1,000               843
   OH Franklin County, Doctors OhioHealth Corp., Series 1998-A,
      5.600% 12/1/28...................................................            2,650             2,155
   OH Highland County Joint Township Hospital District, Series 1999,
      6.750% 12/1/29...................................................            1,250             1,142
   OH Miami County, Upper Valley Medical Center, Inc., Series 1996-A,
      6.375% 5/15/26...................................................            1,015               929
   PA Philadelphia Hospitals & Higher Education Facilities Authority,
      Temple University Hospital, Series 1997, 5.875% 11/15/23.........            3,160             2,686
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998, 5.625% 12/1/28......................................              900               733
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital,
      Series 1997-A, 5.625% 7/1/13.....................................            1,785             1,585
   WA State Health Care Facilities Authority, Sacred Heart Medical Center,
      Series 1992, 6.875% 2/15/12......................................            1,500             1,588
                                                                                                   -------
                                                                                                    25,655
   INTERMEDIATE CARE FACILITIES - 0.6%
   IL State Development Finance Authority, Hoosier Care, Inc.,
      Series 1999-A, 7.125% 6/1/34.....................................            1,500             1,361
   IN State Health Facilities Financing Authority, Hoosier Care, Inc.,
      Series 1999-A, 7.125% 6/1/34.....................................              150               136
                                                                                                   -------
                                                                                                     1,497
   NURSING HOMES - 2.9%
   AK Juneau, St. Ann's Care Center, Series 1999, 6.875% 12/1/25.......              700               637
   CO State Health Facilities Authority, Volunteers of America Care
      Facilities, Inc., Series 1999-A, 5.750% 7/1/10...................            1,095             1,001
   IN State Health Facilities Financing Authority, Metro Health
      Indiana, Inc., Series 1998, 6.400% 12/1/33.......................            1,500             1,292
   MA State Development Finance Agency, Alliance Health Care Facilities,
      Series 1999, 7.100% 7/1/32.......................................            1,250             1,176
   MN Minneapolis, Walker Methodist Senior Services Group,
      Series 1998-C, 6.000% 11/15/28...................................            1,300             1,079
   MN New Hope, North Ridge Care Center, Inc., Series 1999,
      5.875% 3/1/29....................................................              900               759
   MN Sartell, Foundation for Healthcare, Series 1999-A, 6.625% 9/1/29.            2,000             1,782
                                                                                                   -------
                                                                                                     7,726
SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
HOUSING - 7.8%
   ASSISTED LIVING/SENIOR - 1.9%
   DE Kent County, Heritage at Dover, Series 1999, 7.625% 1/1/30.......         $  1,500           $ 1,451
   GA Columbus Housing Authority, The Gardens at Calvary, Series 1999,
      7.000% 11/15/29..................................................            1,000               918
   LA State Public Facilities Authority, Progressive Healthcare Providers,
      Inc., Series 1998, 6.375% 10/1/28................................            2,000             1,740
   NC State Medical Care Commission, DePaul Community Facilities
      Project, Series 1999, 7.625% 11/1/29.............................            1,250             1,211
                                                                                                   -------
                                                                                                     5,320
   MULTI-FAMILY - 4.0%
   Charter Mac Equity Issue Trust, 6.625% 6/30/49 (a)..................            2,000             1,945
   CO State Health Facilities Authority, Birchwood Manor Series 1991-A,
      7.250% 4/1/11....................................................              610               623
   FL Housing Finance Agency, Palm Aire Retirement Facility Project,
      Series 1989-S, 10.000% 1/1/20 (b)................................            2,731             2,676
   GA Clayton County Housing Authority, Magnolia Park Apartments,
      Series 1999-A, 6.250% 6/1/30.....................................            1,000               911
   IL State Development Finance Authority, Catholic Charities Housing
      Development Corp., Series 1993-C, 5.950% 1/1/09..................            1,400             1,356
   IL State Housing Development Authority, Series 1991-C,
      7.400% 7/1/23....................................................              140               146
   IN New Castle, Raintree Apartments, Series 1988-B,
      (c) 3/1/18 (b) ..................................................           30,655                77
   MO State Health & Educational Facilities Authority, Lutheran Senior
      Services, Series 1997, 5.750% 2/1/17.............................            2,000             1,830
   OH Greater Allen County Housing Development Authority,
      Steiner-McBride Apartments, 10.250% 9/1/03.......................            1,260             1,260
                                                                                                   -------
                                                                                                    10,824
   SINGLE FAMILY - 1.9%
   IA State Housing Finance Authority, Series 1984-A, (c) 9/1/16.......            9,590             1,515
   ID State Housing Agency, Series 1991-B, 7.500% 7/1/24...............            1,465             1,516
   MT State Housing Board:
      Series 1991 B-1, 7.300% 10/1/17..................................              300               308
      Series 1991 B-2, 7.500% 4/1/23...................................              330               339
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750% 1/1/23...................................               60                61
      Series 1991 C-3, 7.550% 7/1/23...................................              150               154
   WA State Housing Finance Commission, Series 1991-C:
      (c) 1/1/22.......................................................              995               195
      (c) 7/1/22.......................................................            1,090               205
      (c) 1/1/23.......................................................            1,100               200
      (c) 7/1/23.......................................................            1,100               193
      (c) 1/1/24.......................................................            1,100               186
      (c) 7/1/24.......................................................            1,100               179
                                                                                                   -------
                                                                                                     5,051
SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
INDUSTRIAL - 10.4%
   FOOD PRODUCTS - 3.3%
   GA Cartersville Development Authority, Anheuser Busch Cos., Inc.,
      Series 1999, 7.375% 5/1/09.......................................         $  3,000           $ 3,381
   IN Hammond, American Maize Products Co., Series 1994,
      8.000% 12/1/24...................................................            4,000             4,320
   MI State Strategic Fund, Michigan Sugar Co., Carrolton Project,
      Series 1998-C, 6.550% 11/1/25....................................            1,500             1,350
                                                                                                   -------
                                                                                                     9,051
   FOREST PRODUCTS - 4.0%
   GA Rockdale County Development Authority, Solid Waste Disposal,
      Visy Paper, Inc., Series 1993, 7.500% 1/1/26.....................            1,000             1,030
   IN Jasper County, Georgia Pacific Corp., Series 1999, 5.600% 4/1/29.            1,000               844
   LA De Soto Parish, International Paper Co., Series-A, 7.700% 11/1/18            2,500             2,710
   MS Lowndes County, Weyerhaeuser Corp., Series 1992-A,
      6.800% 4/1/22....................................................            5,995             6,350
                                                                                                   -------
                                                                                                    10,934
   METALS & MINING - 2.2%
   IN State Development Finance Authority, Inland Steel, Series A,
      5.750% 10/1/11...................................................            5,000             4,312
   NV State Department of Business & Industry, Wheeling-Pittsburgh
      Steel Corp., Series 1999-A, 8.000% 9/1/14........................              250               238
   VA Greensville County Industrial Development Authority, Wheeling
      Steel, Series 1999-A:
        6.375% 4/1/04..................................................              125               120
        7.000% 4/1/14..................................................              555               508
   VA Peninsula Ports Authority, Ziegler Coal Project, Series 1997,
      6.900% 5/2/22....................................................              825               712
                                                                                                   -------
                                                                                                     5,890
   OIL & GAS - 0.9%
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project,
      Series 1990, 7.375% 10/1/20......................................            2,000             2,308

OTHER - 14.6%
   OTHER - 0.4%
   NY Westchester Tobacco Asset Securitization Corp., Series 2021,
      (c) 7/15/29......................................................            1,250             1,033

   REFUNDED/ESCROWED (D) - 14.2% CO Adams County, Series 1991-B:
     11.250% 9/1/11....................................................              325               468
     11.250% 9/1/11....................................................              360               528
     11.250% 9/1/11....................................................              220               329
     11.250% 9/1/12....................................................            1,440             2,183
   CO Denver City and County Airport, Series D, 7.750% 11/15/21........              830               892
   CO State Health Facilities Authority, PSL Health Systems, Series 1991-B,
      8.500% 2/15/21...................................................            3,250             3,458
   FL Leesburg, Leesburg Regional Medical Center, Series 1991-A,
      7.375% 7/1/11....................................................              775               838
   IL Chicago, Skyway Toll Bridge, Series 1994, 6.750% 1/1/17..........            1,500             1,631

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
OTHER - CONT.
   REFUNDED/ESCROWED (D) - (CONTINUED)
   IL Health Facility Authority, Edward Hospital Association Project,
      Series 1992, 7.000% 2/15/22......................................         $    685            $  729
   IL Health Facility Authority, United Medical Center-Formerly,
      Series 1991, 8.125% 7/1/06.......................................            2,015             2,161
   IN Indianapolis Local Public Improvement Bond Bank, Series 1999-E,
      6.700% 1/1/17 (e)................................................            5,900             6,241
   LA State Public Facilities Authority, Womans Hospital Foundation,
      Series 1992, 7.250% 10/1/22......................................            2,300             2,481
   MI Adams County, Jefferson Davis Memorial Hospital, Series 1991,
      7.900% 10/1/08...................................................              750               805
   NC Eastern Municipal Power Agency, Series 1991-A, 6.500% 1/1/18.....            3,320             3,589
   PA Allentown Area Hospital Authority, Sacred Heart Hospital of
      Allentown, Series 1991, 7.500% 7/1/06............................            3,460             3,634
   PA Montgomery County Higher Education & Health Authority,
      Jeanes Hospital, Series 1990, 8.750% 7/1/20......................            3,200             3,334
   SD State Student Loan Assistance Corp., Series 1989-C,
      7.450% 8/1/00....................................................            2,700             2,749
   WA Quincy, Series 1990-I, 9.250% 11/1/10............................            2,255             2,346
                                                                                                   -------
                                                                                                    38,396
OTHER REVENUE - 2.0%
   RECREATION
   CA Long Beach Aquarium of the Pacific, Series 1995-A,
      6.125% 7/1/23....................................................            5,750             5,368

RESOURCE RECOVERY - 0.1%
   DISPOSAL
   IL Development Finance Authority, Waste Management, Inc.,
      Series 1997, 5.050% 1/1/10.......................................              250               209

TAX-BACKED - 10.2%
   LOCAL APPROPRIATED - 0.9%
   PA Philadelphia Municipal Authority, Series 1993-D,
      6.250% 7/15/13...................................................            2,500             2,509

   LOCAL GENERAL OBLIGATIONS - 2.5%
   NY New York City:
      Series 1996-B, 7.250% 8/15/07....................................            1,000             1,119
      Series G, 5.750% 2/1/14..........................................            5,720             5,665
                                                                                                   -------
                                                                                                     6,784
   SPECIAL NON-PROPERTY TAX - 1.2%
   MO St. Louis County Industrial Development Authority, Kiel
      Center Arena, Series 1992, 7.875% 12/1/24........................            3,000             3,154

   SPECIAL PROPERTY TAX - 2.5%
   CA Orange County Community Facilities District, Ladera Ranch,
      Series 1999 A, 6.500% 8/15/21....................................            1,000               962
   FL Heritage Palms Community Development District, Series 1999,
      6.250% 11/1/04...................................................            1,000               988
   FL Heritage Springs Community Development District, Series 1999-B,
      6.250% 5/1/05....................................................            1,250             1,234

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
   SPECIAL PROPERTY TAX - (CONTINUED)
   FL Indigo Community Development District, Series 1999-B,
      6.400% 5/1/06....................................................         $  1,000            $  988
   FL Northern Palm Beach County Improvement District, Series 1999,
      6.000% 8/1/29....................................................              750               687
   FL Orlando, Conroy Road Interchange Project, Series 1998-A:
      5.500% 5/1/10....................................................              200               189
      5.800% 5/1/26....................................................              500               432
   FL Stoneybrook Community Development District:
      Series 1998-A, 6.100% 5/1/19.....................................              330               309
      Series 1998-B, 5.700% 5/1/08.....................................              975               936
                                                                                                   -------
                                                                                                     6,725
   STATE APPROPRIATED - 0.8%
   NY Triborough Bridge & Tunnel Authority, Javits Convention Center
      Project, Series-E, 7.250% 1/1/10.................................            2,000             2,220

   STATE GENERAL OBLIGATIONS - 2.3%
   MA Massachusetts Bay Transportation Authority, Series 1992-B,
      6.200% 3/1/16....................................................            5,825             6,098

TRANSPORTATION - 7.0%
   AIR TRANSPORTATION - 5.4%
   IN Indianapolis Airport Authority, Federal Express Corp., Series 1994,
      7.100% 1/15/17...................................................            4,000             4,131
   NY New York City Industrial Development Agency, Terminal One
      Group Association Project, 6.000% 1/1/15.........................            3,465             3,452
   PA Philadelphia Authority for Industrial Development, Aero
      Philadelphia, Series 1999, 5.500% 1/1/24.........................            1,000               836
   TX Alliance Airport Authority, AMR Corp., Series 1991,
      7.000% 12/1/11...................................................            4,070             4,283
   TX Houston Airport System, Continental Airline Terminal, Series B,
      6.125% 7/15/17...................................................            2,000             1,838
                                                                                                   -------
                                                                                                    14,540
   AIRPORTS - 1.6%
   CO Denver City and County Airport, Series D, 7.750% 11/15/21........            3,170             3,358
   IN State Transportation Finance Authority, Airport Facilities Lease,
      Series 1992-A, 6.250% 11/1/16....................................              950               951
                                                                                                   -------
                                                                                                     4,309
UTILITY - 21.0%
   INDEPENDENT POWER PRODUCER - 5.5%
   OH State Water Development Authority, Bay Shore Power Project,
      Series 1998-A, 5.875% 9/1/20.....................................            3,500             2,971
   PA State Economic Development Financing Authority, Northampton
      Generating:
        Series A, 6.500% 1/1/13........................................            2,000             1,984
        Series 1994-B, 6.750% 1/1/07...................................            3,000             3,061
   VA Pittsylvania County Industrial Development Authority, Multitrade
      of Pittsylvania, Series 1994-A:
        7.450% 1/1/09..................................................            3,500             3,622
        7.550% 1/1/19..................................................            3,100             3,208
                                                                                                   -------
                                                                                                    14,846

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
                                                                                     Par             Value
----------------------------------------------------------------------------------------------------------
UTILITY - CONT.
   INVESTOR OWNED - 6.9%
   CT State Development Authority, Connecticut Light & Power Co.,
      Series 1993-A, 5.850% 9/1/28.....................................          $ 2,900           $ 2,570
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf
      States, Inc., Series 1999, 5.450% 7/1/10.........................              500               467
   LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999-B,
      6.600% 9/1/28....................................................              250               238
   MS State Business Finance Corp., Systems Energy Resources, Inc.,
      Series 1999, 5.900% 5/1/22.......................................            1,250             1,081
   NM Farmington:
      Public Service Co. of New Mexico, Series 1996-A,
        6.300% 12/1/16.................................................            5,000             4,830
      Tucson Electric Power Co., Series 1997-A, 6.950% 10/1/20.........            2,000             1,945
   NV Humboldt County Pollution Control Revenue, Idaho Power Co.
      Project, 8.300% 12/1/14..........................................            2,000             2,239
   PA Beaver County Industrial Development Authority, Toledo Edison Co.,
      Series 1995, 7.625% 5/1/20.......................................            4,900             5,249
                                                                                                   -------
                                                                                                    18,619
   JOINT POWER AUTHORITY - 5.7%
   GA Municipal Electric Authority, Series 1991-V, 6.600% 1/1/18.......            6,065             6,439
   NC Eastern Municipal Power Agency, Series 1991-A, 6.500% 1/1/18.....            1,680             1,642
   WA State Public Power Supply System, Nuclear Project No. 2:
      Series 1991-A, (c) 7/1/07........................................            6,945             4,630
      Series 1992-A, 6.300% 7/1/12.....................................            2,500             2,653
                                                                                                   -------
                                                                                                    15,364
   WATER & SEWER - 2.9%
   PA Dauphin County Industrial Development Authority, Dauphin
      Water Supply Co., Series 1992-A, 6.900% 6/1/24...................            3,200             3,484
   PA Philadelphia, Series 1992-10, 7.350% 9/1/04 (e)..................            4,060             4,357
                                                                                                   -------
                                                                                                     7,841
                                                                                                   -------
TOTAL MUNICIPAL BONDS
   (cost of $262,963) (f)..............................................                            259,656
                                                                                                   -------
----------------------------------------------------------------------------------------------------------

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
----------------------------------------------------------------------------------------------------------
Continued
SHORT-TERM OBLIGATIONS - 1.8%                                                        Par             Value
----------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
   MI Flint Hospital Building Authority, Hurley Medical Center,
      Series 1995 B, 5.500% 7/1/15.....................................           $  600           $   600
   MN Minneapolis, Series B, 5.500% 12/1/07............................            3,180             3,180
   MO State Environmental Improvement & Energy Resource Authority,
      Monsanto Co., Series 1993, 5.500% 6/1/23.........................              200               200
   TX Gulf Coast Waste Disposal Authority, Monsanto Co., Series 1996,
      4.750% 7/1/01....................................................              800               800
                                                                                                   -------
TOTAL SHORT-TERM OBLIGATIONS...........................................                              4,780

----------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 2.1%.................................                              5,732
                                                                                                  --------
NET ASSETS - 100.0%....................................................                           $270,168
                                                                                                  ========
----------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of this security amounted to $1,945 or 0.1% of net assets.

(b) This issuer is in default of certain debt covenants. Income is not being accrued.

(c)  Zero coupon bond.

(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the payment of principal and interest.

(e) These securities, or a portion thereof, with a total market value of $10,598, are being used to collateralize open futures contracts.

(f)  Cost for financial statement and federal income tax purposes is the same.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1999.

Short futures contracts open at December 31, 1999:
                                                      Unrealized
                    Par value       Expiration      appreciation
    Type      covered by contracts     month         at 12/31/99
    ----        ----------------     ---------       ----------
Municipal Bond        4,900            March             $14

See notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)
(All amounts in thousands, except per-share data)

                                                                                   STEIN ROE
                                                                                   MUNICIPAL    STEIN ROE    STEIN ROE    STEIN ROE
                                                                                       MONEY INTERMEDIATE      MANAGED   HIGH-YIELD
                                                                                      MARKET   MUNICIPALS   MUNICIPALS   MUNICIPALS
                                                                                        FUND         FUND         FUND         FUND
                                                                                   ---------    ---------    ---------    ---------
ASSETS
Investment in Portfolio, at value ..............................................   $ 119,310    $    --      $    --      $ 270,000
Investments, at market value (cost $136,061 and $454,018, respectively) ........        --        139,750      467,237         --
Short-term obligations .........................................................        --          2,000        4,800
Interest receivable ............................................................        --          2,599        9,133         --
Receivable for investments sold ................................................        --            160          215         --
Receivable for fund shares sold ................................................         982           76        2,232         --
Cash ...........................................................................          31           73           51           25
Other assets ...................................................................          19           35           81           42
                                                                                   ---------    ---------    ---------    ---------
   Total assets ................................................................     120,342      144,693      483,749      270,067
                                                                                   ---------    ---------    ---------    ---------
LIABILITIES
Payable for investments purchased ..............................................         469         --           --           --
Dividends payable ..............................................................         291          388        4,437          688
Payable for fund shares repurchased ............................................        --            686           95          184
Payable to investment Advisor and transfer agent ...............................        --             40         --             59
Other liabilities ..............................................................        --           --              9          220
                                                                                   ---------    ---------    ---------    ---------
   Total liabilities ...........................................................         760        1,114        4,541        1,151
                                                                                   ---------    ---------    ---------    ---------
   Net Assets ..................................................................   $ 119,582    $ 143,579    $ 479,208    $ 268,916
                                                                                   =========    =========    =========    =========
ANALYSIS OF NET ASSETS
Paid-in capital ................................................................   $ 119,541    $ 140,170    $ 467,656    $ 278,214
Undistributed (overdistributed) net investment income ..........................          49           55         (267)        (295)
Accumulated net realized loss on investments and futures transactions ..........          (8)        (335)      (1,400)      (5,725)
Net unrealized appreciation (depreciation) on investments
   and futures transactions.....................................................        --          3,689       13,219       (3,278)
                                                                                   ---------    ---------    ---------    ---------
   Net Assets ..................................................................   $ 119,582    $ 143,579    $ 479,208    $ 268,916
                                                                                   =========    =========    =========    =========
Shares outstanding (unlimited number authorized) ...............................     119,483       13,180       56,064       24,241
                                                                                   =========    =========    =========    =========
Net asset value per share ......................................................   $    1.00    $   10.89    $    8.55    $   11.09
                                                                                   =========    =========    =========    =========

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)
                                                                   STEIN ROE
                                                                   MUNICIPAL    STEIN ROE  STEIN ROE   STEIN ROE
                                                                       MONEY INTERMEDIATE    MANAGED  HIGH-YIELD
                                                                      MARKET   MUNICIPALS MUNICIPALS  MUNICIPALS
                                                                        FUND         FUND       FUND        FUND
                                                                    --------     --------   --------    --------
INVESTMENT INCOME
Interest allocated from Portfolio ...............................   $  2,079    $   --      $     --    $  9,147
Interest ........................................................       --         4,309      15,531        --
                                                                    --------    --------    --------    --------
   Total investment income ......................................      2,079       4,309      15,531       9,147
                                                                    --------    --------    --------    --------
EXPENSES
Management fees .................................................       --           346       1,070        --
Expenses allocated from Portfolio ...............................        172        --          --           726
Transfer agent fees .............................................         86         113         364         202
Administrative fees .............................................        144         110         300         191
Accounting fees .................................................         14          14          18          16
Trustees fees ...................................................          5           6          20           3
Custodian fees ..................................................          1           1           1        --
Audit fees ......................................................          3           9          10           4
Legal fees ......................................................          1           2           3        --
Registration fees ...............................................         18           6          16           4
Reports to shareholders .........................................          3           2           1           4
Other, net ......................................................          2        --          (133)        (72)
                                                                    --------    --------    --------    --------
   Total expenses ...............................................        449         609       1,670       1,078
Reimbursement of expenses by investment Advisor .................        (48)        (64)       --          --
                                                                    --------    --------    --------    --------
   Net expenses .................................................        401         545       1,670       1,078
                                                                    --------    --------    --------    --------

   NET INVESTMENT INCOME ........................................      1,678       3,764      13,861       8,069
                                                                    --------    --------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES TRANSACTIONS
Net realized gain (loss) on investments and futures transactions
   allocated from Portfolio .....................................       --          --          --         3,760
Net realized gain (loss) on investments .........................       --          (273)        541        --
Net change in unrealized appreciation/depreciation on investments
   and futures transactions .....................................       --        (3,587)    (24,508)    (18,980)
                                                                    --------    --------    --------    --------
   Net loss on investments and futures transactions .............       --        (3,860)    (23,967)    (15,220)
                                                                    --------    --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $  1,678    $    (96)   $(10,106)   $ (7,151)
                                                                    ========    ========    ========    ========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(All amounts in thousands)

                                                                                        STEIN ROE                    STEIN ROE
                                                                                     MUNICIPAL MONEY               INTERMEDIATE
                                                                                       MARKET FUND                MUNICIPALS FUND
                                                                                ------------------------    ------------------------
                                                                               (UNAUDITED)                (UNAUDITED)
                                                                               SIX MONTHS                 SIX MONTHS
                                                                                    ENDED     YEAR ENDED        ENDED     YEAR ENDED
                                                                             DECEMBER 31,       JUNE 30, DECEMBER 31,       JUNE 30,
                                                                                     1999           1999         1999           1999
                                                                                ------------------------    ------------------------
OPERATIONS
Net investment income ......................................................    $   1,678     $   3,249     $   3,764     $   8,888
Net realized gain (loss) on investments ....................................         --            --            (273)        1,053
Net realized gain on investments and futures transactions
   allocated from Portfolio ................................................         --            --            --            --
Net change in unrealized appreciation/depreciation on investments
   and futures transactions ................................................         --            --          (3,587)       (5,460)
                                                                                ---------     ---------     ---------     ---------
   Net increase (decrease) in net assets resulting from operations .........        1,678         3,249           (96)        4,481

                                                                                ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income ...................................       (1,641)       (3,252)       (3,760)       (8,885)
Distributions from net capital gains .......................................         --            --            (737)         (926)
                                                                                ---------     ---------     ---------     ---------
   Total distributions to shareholders .....................................       (1,641)       (3,252)       (4,497)       (9,811)
                                                                                ---------     ---------     ---------     ---------
SHARE TRANSACTIONS
Subscriptions to fund shares ...............................................       69,586       197,191        11,883        31,678
Value of distributions reinvested ..........................................        1,533         2,897         3,272         6,806
Redemptions of fund shares .................................................      (70,606)     (196,332)      (35,879)      (59,909)
                                                                                ---------     ---------     ---------     ---------
   Net increase (decrease) from share transactions .........................          513         3,756       (20,724)      (21,425)
                                                                                ---------     ---------     ---------     ---------
   Net increase (decrease) in net assets ...................................          550         3,753       (25,317)      (26,755)

NET ASSETS
Beginning of period ........................................................      119,032       115,279       168,896       195,651
                                                                                ---------     ---------     ---------     ---------
End of period ..............................................................    $ 119,582     $ 119,032     $ 143,579     $ 168,896
                                                                                =========     =========     =========     =========
Undistributed (overdistributed) net investment income ......................    $      49     $      12     $      55     $      51
                                                                                =========     =========     =========     =========

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ...............................................       69,586       197,191         1,078         2,720
Issued in reinvestment of distributions ....................................        1,533         2,897           296           586
Redemptions of fund shares .................................................      (70,606)     (196,332)       (3,236)       (5,169)
                                                                                ---------     ---------     ---------     ---------
   Net increase (decrease) in fund shares ..................................          513         3,756        (1,862)       (1,863)
Shares outstanding at beginning of period ..................................      118,970       115,214        15,042        16,905
                                                                                ---------     ---------     ---------     ---------
Shares outstanding at end of period ........................................      119,483       118,970        13,180        15,042
                                                                                =========     =========     =========     =========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(All amounts in thousands)

                                                                                        STEIN ROE                   STEIN ROE
                                                                                         MANAGED                    HIGH-YIELD
                                                                                     MUNICIPALS FUND              MUNICIPALS FUND
                                                                                ------------------------    ------------------------
                                                                               (UNAUDITED)                 (UNAUDITED)
                                                                               SIX MONTHS                  SIX MONTHS
                                                                                    ENDED     YEAR ENDED        ENDED     YEAR ENDED
                                                                             DECEMBER 31,       JUNE 30, DECEMBER 31,       JUNE 30,
                                                                                     1999           1999         1999           1999
                                                                                ------------------------    ------------------------
OPERATIONS
Net investment income ......................................................    $  13,861     $  28,799     $   8,069     $  17,255
Net realized gain on investments ...........................................          541         5,166          --            --
Net realized gain on investments and futures transactions
   allocated from Portfolio ................................................         --            --           3,760         3,655
Net change in unrealized appreciation/depreciation on investments
   and futures transactions ................................................      (24,508)      (23,858)      (18,980)      (10,380)
                                                                                ---------     ---------     ---------     ---------
   Net increase (decrease) in net assets resulting from operations .........      (10,106)       10,107        (7,151)       10,530
                                                                                ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income ...................................      (13,912)      (28,945)       (8,122)      (17,606)
Distributions from net capital gains .......................................       (5,798)         --            --            --
                                                                                ---------     ---------     ---------     ---------
   Total distributions to shareholders .....................................      (19,710)      (28,945)       (8,122)      (17,606)
                                                                                ---------     ---------     ---------     ---------
SHARE TRANSACTIONS
Subscriptions to fund shares ...............................................       14,209        43,856        31,755        57,493
Value of distributions reinvested ..........................................       10,959        16,296         5,452        11,152
Redemptions of fund shares .................................................      (54,466)      (86,130)      (50,892)     (105,475)
                                                                                ---------     ---------     ---------     ---------
   Net decrease from share transactions ....................................      (29,298)      (25,978)      (13,685)      (36,830)
                                                                                ---------     ---------     ---------     ---------
   Net decrease in net assets ..............................................      (59,114)      (44,816)      (28,958)      (43,906)
NET ASSETS
Beginning of period ........................................................      538,322       583,138       297,874       341,780
                                                                                ---------     ---------     ---------     ---------
End of period ..............................................................    $ 479,208     $ 538,322     $ 268,916     $ 297,874
                                                                                =========     =========     =========     =========
Undistributed (overdistributed) net investment income ......................    $    (267)    $    (216)    $    (295)    $    (242)
                                                                                =========     =========     =========     =========

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ...............................................        1,426         4,661         2,799         4,792
Issued in reinvestment of distributions ....................................        1,438         1,735           479           932
Redemptions of fund shares .................................................       (6,178)       (9,176)       (4,480)       (8,823)
                                                                                ---------     ---------     ---------     ---------
   Net increase (decrease) in fund shares ..................................       (3,314)       (2,780)       (1,202)       (3,099)
Shares outstanding at beginning of period ..................................       59,378        62,158        25,443        28,542
                                                                                ---------     ---------     ---------     ---------
Shares outstanding at end of period ........................................       56,064        59,378        24,241        25,443
                                                                                =========     =========     =========     =========

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)
(All amounts in thousands)

                                                                                     SR&F               SR&F
                                                                                MUNICIPAL         HIGH-YIELD
                                                                             MONEY MARKET         MUNICIPALS
                                                                                PORTFOLIO          PORTFOLIO
                                                                                 --------           --------
ASSETS
Investments, at market value (cost $136,182 and $262,963, respectively) .....    $136,182           $259,656
Short-term obligations ......................................................        --                4,780
Interest receivable .........................................................         840              5,350
Receivable for investments sold .............................................         788                427
Cash ........................................................................        --                   35
Variation margin receivable on futures ......................................        --                    1
Other assets ................................................................          10               --
                                                                                 --------           --------
   Total assets .............................................................     137,820            270,249

                                                                                 --------           --------
LIABILITIES
Payable for investments purchased ...........................................       2,143               --
Payable to investment Advisor ...............................................           1                 10
Other liabilities ...........................................................          62                 71
                                                                                 --------           --------
   Total liabilities ........................................................       2,206                 81
                                                                                 --------           --------
   Net assets applicable to investors' beneficial interest ..................    $135,614           $270,168
                                                                                 ========           ========

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)
                                                                                   SR&F              SR&F
                                                                              MUNICIPAL        HIGH-YIELD
                                                                           MONEY MARKET        MUNICIPALS
                                                                              PORTFOLIO         PORTFOLIO
                                                                               --------          --------
INVESTMENT INCOME

Interest ....................................................................  $  2,348          $  9,164
                                                                               --------          --------
EXPENSES
Management fees .............................................................       162               622
Accounting fees .............................................................        14                16
Transfer agent fees .........................................................         3                 3
Trustees fees ...............................................................         7                10
Custodian fees ..............................................................         3                 1
Audit fees ..................................................................         5                 8
Other .......................................................................      --                  68
                                                                               --------          --------
   Total expenses ...........................................................       194               728
                                                                               --------          --------

   NET INVESTMENT INCOME ....................................................     2,154             8,436
                                                                               --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES TRANSACTIONS
Net realized gain on investments and futures transactions ...................      --               3,731
Net change in unrealized appreciation/depreciation on investments
   and futures transactions .................................................      --             (18,977)
                                                                               --------          --------
   Net loss on investments and futures transactions .........................      --             (15,246)
                                                                               --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............  $  2,154          $ (6,810)
                                                                               ========          ========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)
                                                                                                                    SR&F
                                                                            SR&F MUNICIPAL                  HIGH-YIELD MUNICIPALS
                                                                         MONEY MARKET PORTFOLIO                   PORTFOLIO
                                                                       --------------------------        --------------------------
                                                                      (UNAUDITED)                       (UNAUDITED)
                                                                      SIX MONTHS                        SIX MONTHS
                                                                           ENDED       YEAR ENDED            ENDED       YEAR ENDED
                                                                    DECEMBER 31,         JUNE 30,     DECEMBER 31,         JUNE 30,
                                                                            1999             1999             1999             1999
                                                                       ---------        ---------        ---------        ---------
OPERATIONS
Net investment income ..........................................       $   2,154        $   4,189        $   8,436        $  18,389
Net realized gain on investments
   and futures transactions ....................................            --               --              3,731            3,631
Net change in unrealized appreciation/
   depreciation on investments
   and futures transactions ....................................            --               --            (18,977)         (10,388)
                                                                       ---------        ---------        ---------        ---------
   Net increase (decrease) in net assets
     resulting from operations .................................           2,154            4,189           (6,810)          11,632
                                                                       ---------        ---------        ---------        ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

CONTRIBUTIONS ..................................................          42,355          101,419           14,929           27,867
WITHDRAWALS ....................................................         (42,944)        (103,577)         (37,614)         (83,002)
                                                                       ---------        ---------        ---------        ---------
   Net decrease from transactions in
     investors' beneficial interest ............................            (589)          (2,158)         (22,685)         (55,135)
                                                                       ---------        ---------        ---------        ---------
   Net increase (decrease) in net assets .......................           1,565            2,031          (29,495)         (43,503)

NET ASSETS

BEGINNING OF PERIOD ............................................         134,049          132,018          299,663          343,166
                                                                       ---------        ---------        ---------        ---------
End of period ..................................................       $ 135,614        $ 134,049        $ 270,168        $ 299,663
                                                                       =========        =========        =========        =========

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)

NOTE 1. ORGANIZATION

Stein Roe Municipal Money Market Fund, Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and Stein Roe High-Yield Municipals Fund (the "Funds") are series of Liberty-Stein Roe Municipal Trust (the "Trust"), formerly Stein Roe Municipal Trust, an open-end management investment company organized as a Massachusetts business trust. Stein Roe Municipal Money Market Fund and Stein Roe High-Yield Municipals Fund invest substantially all of their assets in SR&F Municipal Money Market Portfolio and SR&F High-Yield Municipals Portfolio (the "Portfolios"), respectively.
   The Portfolios are series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. SR&F High-Yield Municipals Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711 in securities and other assets to SR&F High-Yield Municipals Portfolio in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor High-Yield Municipals Fund contributed cash of $100 to the Portfolio. The Portfolios allocate income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 1999, Stein Roe Municipal Money Market Fund owned 88.0% of SR&F Municipal Money Market Portfolio; and Stein Roe High-Yield Municipals Fund owned 99.9% of SR&F High-Yield Municipals Portfolio.

--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT
ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Funds and the Portfolios. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS
AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from

NOTES TO FINANCIAL STATEMENTS continued

investment transactions are reported on an identified cost basis.
   Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. None of the Funds or the Portfolios had when-issued or delayed delivery the portfolios purchase commitments as of December 31, 1999.

SECURITY VALUATIONS

   Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service, except for SR&F Municipal Money Market Portfolio. This Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between Stein Roe Municipal Money Market Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, its Board of Trustees would consider what action, if any, should be taken. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
   Stein Roe Municipal Money Market Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

FUTURES CONTRACTS

Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and SR&F High-Yield Municipals Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

   Upon entering into a futures contract, the Fund/Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund/Portfolio equal to the daily change in the contract value and

NOTES TO FINANCIAL STATEMENTS continued

are recorded as unrealized gains or losses. The Fund/Portfolio recognizes a realized gain or loss when the contract is closed or expires.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Funds elect to be taxed as "regulated investment companies" and make distributions to their shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on methods approved by the Internal Revenue Service. All dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.
   The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 1999, the Funds had capital loss carryforwards as follows:

                                       Year of
Fund                       Amount   Expiration
----                       ------   ----------
Stein Roe High-Yield
  Municipals Fund          $8,575    2005-2006
Stein Roe Municipal
  Money Market Fund             8    2002-2005

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO COMPOSITION

The Funds and the Portfolios invest in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity). See Fund Highlights for a breakdown of securities held by type at December 31, 1999.
   The Funds and the Portfolios hold investments that are insured by private insurers who guarantee the payment of

NOTES TO FINANCIAL STATEMENTS continued

principal and interest in the event of default. At December 31, 1999, investments in these securities for Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and SR&F High-Yield Municipals Portfolio represented 49.7%, 28.0% and 2.3% of holdings, respectively. SR&F Municipal Money Market Portfolio invests in certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default. At December 31, 1999, 78.5% of the Portfolio was backed by bank letters of credit. See the Portfolio of Investments for each Fund or Portfolio for additional information regarding portfolio composition.

--------------------------------------------------------------------------------
NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

The Funds and the Portfolios pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for SR&F Municipal Money Market Portfolio is computed at an annual rate of 0.25% of average daily net assets. The management fee for Stein Roe Intermediate Municipals Fund and SR&F High-Yield Municipals Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter. The management fee for Stein Roe Managed Municipals Fund is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million, 0.40% of the next $800 million and 0.375% thereafter.
   The administrative fee for the Stein Roe Municipal Money Market Fund is computed at an annual rate of 0.25% of average daily net assets up to $500 million, 0.20% of average daily net assets for the next $500 million and 0.15% thereafter. The administrative fee for Stein Roe Intermediate Municipals Fund and High-Yield Municipals Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter. The administrative fee for Managed Municipals Fund is 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million, 0.10% of the next $800 million and 0.075% thereafter.
   The Advisor also provides accounting services to the Funds and the Portfolios.
   The Advisor has agreed to reimburse Stein Roe Municipal

NOTES TO FINANCIAL STATEMENTS continued

    Money Market Fund and Stein Roe Intermediate Municipals Fund for expenses in excess of 0.70% of average annual net assets. This commitment expires on October 31, 2000, subject to earlier termination by the Advisor on 30 days' notice.
   Transfer agent fees are paid to SteinRoe Services, Inc. (SSI) (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Funds. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of each Fund's average net assets except Stein Roe Municipal Money Market which is equal to 0.15% annually and receives reimbursement for certain out-of-pocket expenses.
   Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 5. SHORT-TERM DEBT

To facilitate portfolio liquidity, the Funds and the Portfolios maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by any of the Funds or the Portfolios during the six months ended December 31, 1999.

--------------------------------------------------------------------------------
NOTE 6. PORTFOLIO INFORMATION

The aggregate cost of purchases and proceeds from sales or maturities of securities, excluding short-term obligations, for the six months ended December 31, 1999, were as follows:
                                                        Purchases         Sales
                                                        ---------      ---------
Stein Roe Intermediate Municipals Fund.................   $19,494        $41,795
Stein Roe Managed Municipals Fund......................    27,487         68,106
SR&F High-Yield Municipals Portfolio...................    16,624         34,670

Unrealized appreciation (depreciation) at December 31, 1999 for both financial statement and federal income tax purposes was:

                                                    Stein Roe            Stein Roe                 SR&F
                                      Intermediate Municipals              Managed           High-Yield
                                                         Fund      Municipals Fund  Municipal Portfolio
                                               --------------      ---------------  -------------------
Gross unrealized appreciation ...................... $  4,595             $ 22,960             $  7,726
Gross unrealized depreciation ......................     (906)              (9,741)             (11,033)
                                                     --------             --------             --------
Net unrealized appreciation (depreciation) ......... $  3,689             $ 13,219             $ (3,307)
                                                     ========             ========             ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STEIN ROE MUNICIPAL MONEY MARKET FUND

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                         (UNAUDITED)
                         SIX MONTHS
                              ENDED
                       DECEMBER 31,                   YEARS ENDED JUNE 30,
                               1999      1999        1998       1997        1996         1995
                           --------  --------    --------   --------    --------      -------
NET ASSET VALUE,
   BEGINNING OF PERIOD...  $  1.000  $  1.000    $  1.000   $  1.000    $  1.000      $ 1.000
                           --------  --------    --------   --------    --------      -------
   Net investment
      income...........       0.015     0.027       0.031      0.030       0.031        0.030
   Distributions from net
      investment income      (0.015)   (0.027)     (0.031)    (0.030)     (0.031)      (0.030)
                           --------  --------    --------   --------    --------      -------
NET ASSET VALUE, END
   OF PERIOD...........    $  1.000  $  1.000    $  1.000   $  1.000    $  1.000      $ 1.000
                           ========  ========    ========   ========    ========      =======

Ratio of net expenses to
   average net assets (a)    0.70%(b)   0.70%       0.70%      0.70%       0.70%        0.70%
Ratio of net investment
   income to average
   net assets (c)......      2.94%(b)   2.69%       3.06%      2.98%       3.09%        2.96%
Total return (c).......      1.47%(d)   2.73%       3.10%      3.04%       3.13%        3.02%
Net assets, end
   of period (000's)...    $119,582  $119,032    $115,279   $118,424    $120,432     $146,704

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 0.78%, 0.79%, 0.86%, 0.86%, 0.84% and 0.78% for the period ended December 31, 1999 and the years ended June 30, 1999 through June 30, 1995, respectively.

(b)  Annualized.

(c)  Computed giving effect to Advisor's expense limitation undertaking.

(d)  Not annualized.

SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                                                          (UNAUDITED)
                                                          SIX MONTHS                                          PERIOD
                                                               ENDED                                           ENDED
                                                        DECEMBER 31,            YEARS ENDED JUNE 30,        JUNE 30,
                                                                1999       1999        1998       1997          1996(a)
                                                             -------    -------    --------   --------   -----------
SELECTED RATIOS
Ratio of net expenses to average net assets............      0.30%(b)     0.30%       0.34%      0.32%       0.30%(b)
Ratio of net investment income to average
   net assets..........................................      3.34%(b)     3.07%       3.41%      3.36%       3.50%(b)

(a)  From commencement of operations on September 28, 1995.

(b)  Annualized.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

STEIN ROE INTERMEDIATE MUNICIPALS FUND
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                     (UNAUDITED)
                                     SIX MONTHS
                                          ENDED
                                   DECEMBER 31,                                  YEARS ENDED JUNE 30,
                                           1999               1999            1998            1997            1996            1995
                                    -----------        -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
   BEGINNING OF PERIOD ..........   $     11.23        $     11.57     $     11.38     $     11.22     $     11.16     $     11.00
                                    -----------        -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
     income .....................          0.27               0.54            0.54            0.55            0.55            0.53
   Net realized and unrealized
      gain (loss) on
      investments ...............         (0.28)             (0.30)           0.22            0.22            0.06            0.16
                                    -----------        -----------     -----------     -----------     -----------     -----------
      Total from investment
        operations ..............         (0.01)              0.24            0.76            0.77            0.61            0.69
                                    -----------        -----------     -----------     -----------     -----------     -----------
DISTRIBUTIONS
   Net investment income ........         (0.27)             (0.54)          (0.54)          (0.55)          (0.55)          (0.53)
   Net realized gains ...........         (0.06)             (0.04)          (0.03)          (0.06)             --              --
                                    -----------        -----------     -----------     -----------     -----------     -----------
      Total
        distributions ...........         (0.33)             (0.58)          (0.57)          (0.61)          (0.55)          (0.53)
                                    -----------        -----------     -----------     -----------     -----------     -----------

NET ASSET VALUE,
   End of Period ................   $     10.89        $     11.23     $     11.57     $     11.38     $     11.22     $     11.16
                                    ===========        ===========     ===========     ===========     ===========     ===========
Ratio of net expenses to
   average net assets (a) .......         0.70%(c)           0.70%           0.70%           0.70%           0.70%           0.74%
Ratio of net investment
   income to average
   net assets (b) ...............         4.87%(c)           4.58%           4.70%           4.84%           4.82%           4.94%
Portfolio turnover rate .........           13%(d)             48%             29%             44%             66%             67%

TOTAL RETURN (B) ................        (0.13%)(d)          2.08%           6.84%           7.07%           5.47%           6.59%
Net assets, end
   of period (000's)  ...........   $   143,579        $   168,896     $   195,651     $   196,006     $   204,726     $   212,489

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 0.76%, 0.79%, 0.81%, 0.82%, 0.81% and 0.76% for the period ended December 31, 1999 and the years ended June 30, 1999 through June 30, 1995, respectively.

(b)  Computed giving effect to Advisor's expense limitation undertaking.

(c)  Annualized.

(d)  Not annualized.

FINANCIAL HIGHLIGHTS Continued

STEIN ROE MANAGED MUNICIPALS FUND

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                  (UNAUDITED)
                                  SIX MONTHS
                                       ENDED
                                DECEMBER 31,                             YEARS ENDED JUNE 30,
                                        1999            1999            1998              1997            1996            1995
                                 -----------     -----------     -----------       -----------     -----------     -----------
NET ASSET VALUE,
   BEGINNING OF PERIOD .......   $      9.07     $      9.38     $      9.11       $      8.85     $      8.79     $      8.70
                                 -----------     -----------     -----------       -----------     -----------     -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .....          0.24            0.47            0.48              0.48            0.48            0.51
   Net realized and unrealized
     gain (loss) on
     investments .............         (0.42)          (0.31)           0.27              0.26            0.06            0.09
                                 -----------     -----------     -----------       -----------     -----------     -----------
      Total from investment
        operations ...........         (0.18)           0.16            0.75              0.74            0.54            0.60
                                 -----------     -----------     -----------       -----------     -----------     -----------

DISTRIBUTIONS
   Net investment income .....         (0.24)          (0.47)          (0.48)            (0.48)          (0.48)          (0.51)
   Net realized gains ........         (0.10)             --              --                --              --              --
                                 -----------     -----------     -----------       -----------     -----------     -----------
      Total
        distributions ........         (0.34)          (0.47)          (0.48)            (0.48)          (0.48)          (0.51)
                                 -----------     -----------     -----------       -----------     -----------     -----------

NET ASSET VALUE,
   END OF PERIOD .............   $      8.55     $      9.07     $      9.38       $      9.11     $      8.85     $      8.79
                                                 ===========     ===========       ===========     ===========     ===========
Ratio of net expenses
   to average net assets .....    0.71%(a)(b)          0.72%           0.72%             0.73%           0.72%           0.65%
Ratio of net investment income
   to average net assets .....    5.34%(a)(b)          5.02%           5.14%             5.31%           5.41%           5.85%
Portfolio turnover rate ......       5%(c)               17%             12%               16%             40%             33%
Total return .................   (1.97%)(c)            1.67%           8.37%             8.56%           6.24%           7.12%
Net assets, end
   of period (000's)  ........   $   479,208     $   538,322     $   583,138       $   582,366     $   606,359     $   629,730


(a)  Annualized.

(b) During the six months ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of six basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred for the six months ended December 31, 1999 without the reduction.

(c)  Not annualized.


FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

STEIN ROE HIGH-YIELD MUNICIPALS FUND

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                 (UNAUDITED)
                                  SIX MONTHS
                                       ENDED
                                DECEMBER 31,                                     YEARS ENDED JUNE 30,
                                        1999              1999             1998             1997             1996            1995
                                 -----------       -----------      -----------      -----------      -----------     -----------
NET ASSET VALUE,
   BEGINNING OF PERIOD .......   $     11.71       $     11.97      $     11.67      $     11.40      $     11.31     $     11.06
                                 -----------       -----------      -----------      -----------      -----------     -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
     income ..................          0.33              0.63             0.65             0.72             0.67            0.66
   Net realized and
     unrealized gain (loss)
     on investments and
     future transactions .....         (0.62)            (0.25)            0.30             0.27             0.09            0.25
                                 -----------       -----------      -----------      -----------      -----------     -----------
      Total from investment
        operations ...........         (0.29)             0.38             0.95             0.99             0.76            0.91
                                 -----------       -----------      -----------      -----------      -----------     -----------

DISTRIBUTIONS
   Net investment
     income ..................         (0.33)            (0.64)           (0.65)           (0.72)           (0.67)          (0.66)
                                 -----------       -----------      -----------      -----------      -----------     -----------
NET ASSET VALUE,
   END OF PERIOD .............   $     11.09       $     11.71      $     11.97      $     11.67      $     11.40     $     11.31
                                 ===========       ===========      ===========      ===========      ===========     ===========

RATIO OF NET EXPENSES
   TO AVERAGE NET ASSETS .....    0.81%(a)(b)            0.77%            0.75%            0.77%            0.85%           0.86%
Ratio of net investment income
   to average net assets .....    5.64%(a)(b)            5.26%            5.48%            6.20%            5.86%           5.98%
Portfolio turnover rate ......      N/A                    N/A               8%(c)           11%(c)           34%(c)          23%(c)
Total return .................   (2.53%)(d)              3.18%(e)         8.32%            8.91%            6.83%           8.54%
Net assets, end of
   period (000's) ............   $   268,916       $   297,874      $   341,780      $   306,070      $   282,956     $   281,155

(a)  Annualized.

(b) During the six months ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of five basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred for the six months ended December 31, 1999 without the reduction.

(c)  Prior to commencement of operations of the Portfolio.

(d)  Not annualized.

(e) 0.50% of the return is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation the total return would have been 2.68%.

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
                                                        (UNAUDITED)
                                                        SIX MONTHS        YEAR     PERIOD
                                                             ENDED       ENDED      ENDED
                                                      DECEMBER 31,    JUNE 30,   JUNE 30,
                                                              1999        1999       1998(a)
                                                     -------------    --------     --------
SELECTED RATIOS
Ratio of net expenses to average net assets.............   0.51%(b)      0.45%      0.47%(b)
Ratio of net investment income to average net assets....   5.91%(b)      5.55%      5.72%(b)
Portfolio turnover rate.................................      6%(c)        19%         3%(c)


(a)  From commencement of operations on February 2, 1998.

(b)  Annualized.

(c)  Not annualized.

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
--------------------------------------------------------------------------------
TRUSTEES

John A. Bacon Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, UAL, Inc.
Janet Langford Kelly
Executive Vice President, Secretary and General
  -Corporate Development, Kellogg Company
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners

OFFICERS

Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Loren A. Hansen, Executive Vice President
Christine Balzano, Vice President
Denise E. Chasmer, Vice President
J. Kevin Connaughton, Vice President, Treasurer
Joanne T. Costopoulos, Vice President
Brian M. Hartford, Vice President
Timothy J. Jacoby, Senior Vice President
Gail D. Knudsen, Vice President, Controller
William C. Loring, Vice President
Mary Dillon McKenzie, Vice President
Nicholas S. Norton, Vice President
Maureen G. Newman, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Veronica M. Wallace, Vice President
Michael G. Fisher, Assistant Treasurer

AGENTS AND ADVISORS

Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
Stein Roe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd LLC
Legal Counsel to the Trust
Ernst & Young LLP
Independent Auditors

The Stein Roe Mutual Funds

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund*
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Large Company Focus Fund
Midcap Growth Fund**
Capital Opportunities Fund
International Fund
Small Company Growth Fund

 * Formerly Special Fund
** Formerly Growth Opportunities Fund

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                      Financial Advisors call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

           In Chicago, visit our Fund Center at One South Wacker Drive

                         Liberty Funds Distributor, Inc.

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